UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number: 811-23656

FS MVP Private Markets Fund

(Exact name of registrant as specified in charter)

9 Old Kings Highway South

Darien, Connecticut 06820

(Address of principal executive offices)(Zip code)

Michael C. Forman

Portfolio Advisors, LLC

9 Old Kings Highway South

Darien, Connecticut 06820

(Name and address of agent for service)

Copy to:

Joshua B. Deringer, Esq.

Faegre Drinker Biddle & Reath LLP

One Logan Square, Ste. 2000

Philadelphia, PA 19103-6996

Registrant’s telephone number, including area code: (203) 662-3456

Date of fiscal year end: March 31

Date of reporting period: September 30, 2025

Item 1. Reports to Stockholders.

(a)

2025

SEMI-ANNUAL REPORT

FS MVP PRIVATE

MARKETS FUND

SEPTEMBER 30, 2025

Table of Contents

Consolidated Schedule of Investments	1
Consolidated Statement of Assets and Liabilities	11
Consolidated Statement of Operations	12
Consolidated Statements of Changes in Net Assets	13
Consolidated Statement of Cash Flows	15
Consolidated Financial Highlights	16
Notes to Consolidated Financial Statements	22
Other Information	43
Privacy Policy	44

FS MVP Private Markets Fund	Consolidated Schedule of Investments
As of September 30, 2025 (Unaudited)

Description	Principal	Maturity Date	Cost	Fair Value
Direct Credit (4.74%)
Aero Operating, LLC (3M US SOFR + 9.00%) (1.00% floor)(a)(b)(c)	$6,684,770	2/7/2026	$6,669,168	$6,482,313
Beacon Oral Specialist (3M US SOFR + 6.00%) (1.00% floor)(a)(b)(c)	7,277,381	12/14/2025	7,269,983	7,250,091
Beta Plus Technologies, Inc., TL (3M US SOFR + 5.75%) (1.00% floor)(a)(b)(c)	4,862,155	7/2/2029	4,486,033	4,273,027
CMG PARENT, LLC (12.75%)(a)(b)(c)(f)	8,250,000	7/17/2033	8,089,292	8,089,235
CMG PARENT, LLC Delayed Draw Holding (12.75%)(a)(b)(c)(f)	5,250,000	7/17/2033	5,198,865	5,147,695
CMS Group Holdings, LLC (3M US SOFR + 5.50%) (1.00% floor)(a)(b)(c)	4,695,417	11/18/2026	4,651,428	4,652,732
ETE Intermediate II, LLC RC (3M US SOFR + 6.50%) (1.00% floor)(a)(b)(c)	267,857	5/26/2029	267,645	266,122
ETE Intermediate II, LLC TL (3M US SOFR + 6.50%) (1.00% floor)(a)(b)(c)(d)	2,181,920	5/26/2029	2,136,868	2,167,784
MDME Holdings, LLC (3M US SOFR + 6.25%) (1.00% floor)(a)(b)(c)	4,347,553	8/3/2027	4,295,260	3,853,364
MDME Incremental T/L (3M US SOFR + 6.25%) (1.00% floor)(a)(b)(c)	533,459	8/3/2027	530,116	472,820
NAS, LLC (3M US SOFR + 6.50%) (1.00% floor)(a)(b)(c)	8,509,171	4/1/2026	8,492,716	8,499,557
Netrix, LLC (3M US SOFR + 7.83%) (1.00% floor)(a)(b)(c)	1,551,814	7/31/2026	1,545,770	1,551,814
North Acquisition LLC (3M US SOFR + 6.75%) (1.50% floor)(a)(b)(c)(e)	6,252,239	7/27/2027	6,204,147	6,103,625

See Notes to Financial Statements.
Semi-Annual Report | September 30, 2025	1

FS MVP Private Markets Fund	Consolidated Schedule of Investments
As of September 30, 2025 (Unaudited)

Description (continued)	Principal	Maturity Date	Cost	Fair Value
Orthodontic Partner LLC DDTL4 (3M US SOFR + 6.50%) (1.00% floor)(a)(b)(c)	$941,681	10/12/2027	$938,476	$933,488
Orthodontic Partners, LLC DDTL (3M US SOFR + 6.50%) (1.00% floor)(a)(b)(c)	1,876,848	10/12/2027	1,868,673	1,860,519
Road Tested Parts, LLC TL (3M US SOFR + 6.50%) (1.00% floor)(a)(b)(c)	1,961,861	8/17/2026	1,948,641	913,980
Spectrum Vision (3M US SOFR + 6.50%) (1.00% floor)(a)(b)(c)(d)	5,555,631	11/17/2025	5,552,328	5,552,159
VRS Buyer Inc. (11.25%)(a)(b)(c)(f)	100,719	12/31/2049	98,736	98,759

Total Direct Credit			$70,244,145	$68,169,084

Description	Acquisition Date	Cost	Fair Value
Direct Equity (36.32%)(g)
3BC Matrix, L.P., LLC (b)(g)	5/12/2025	$9,950,000	$9,950,000
ABCL Equity Investors, L.P. (b)(g)	8/12/2025	13,333,333	13,333,333
AEP Galaxy-A, L.P. (b)(d)(g)	7/13/2023	10,210,548	10,962,636
AeriTek Global Parent, LLC (b)(g)	10/30/2024	7,500,000	7,500,000
ASP Arcadia Co-Invest, L.P. (b)(d)(g)	2/5/2024	9,545,295	8,244,458
BA Hissho Blocker, LLC (a)(b)(h)(g)	5/16/2022	3,861,506	8,839,231
Biloxi Co-Investment , L.P. (b)(d)(g)	8/11/2021	3,630,888	6,440,533
Calera Capital Partners VI C4 Blocked AIV, L.P. (b)(d)(g)	5/9/2024	3,300,000	3,869,803
Calera XXV, LLC (b)(d)(e)(i)(g)	5/9/2024	7,950,000	9,322,858
Charger Investment , L.P. (b)(g)	9/30/2021	4,841,224	13,631,670
CIP Bland Landscaping Holdings MF SPV, LLC (a)(b)(g)	12/19/2024	10,359,254	11,504,750
CMG Buyer Holdings, Inc. (a)(b)(g)	7/17/2025	1,500,000	1,494,079
COP Lawn Services Inv, LLC (a)(b)(d)(j)(g)	11/18/2022	6,020,615	15,991,627
CP III NSW Co-Investment A, LLC (b)(e)(i)(g)	12/13/2024	8,481,000	9,533,578

See Notes to Financial Statements.
2	www.futurestandard.com

FS MVP Private Markets Fund	Consolidated Schedule of Investments
As of September 30, 2025 (Unaudited)

Description (continued)	Acquisition Date	Cost	Fair Value
CP III NSW Co-Investment B, LLC (b)(g)	12/13/2024	$4,000,000	$4,459,329
CSC Tau Co-Invest Aggregator, L.P. (a)(b)(g)	1/30/2025	15,022,450	15,000,000
CV HOLDCO, LLC (a)(b)(g)	5/20/2024	10,595,775	10,552,271
Cynosure 2020 Co-Investment, LLC Series B (b)(e)(i)(g)	9/30/2021	–	1,471,334
Gainline Tubing Co-Investment Holdings, LLC (a)(b)(e)(i)(g)	12/3/2024	5,209,200	6,508,048
Greenbriar Coinvest WPS, L.P. (b)(d)(g)	2/13/2023	5,314,659	6,038,367
IEM Parent, L.P. (a)(b)(g)	2/1/2023	5,774,264	105,760,520
Incline V RKD Co-Invest A, L.P. (b)(g)	8/16/2022	12,070,044	12,891,063
MDME Holdings, LLC (a)(b)(g)	8/3/2022	66,624	31,901
Medical Device Opportunities S.C.A. (a)(b)(d)(g)	6/29/2023	5,219,914	8,446,841
MFG Mellott Fund A, LLC (a)(b)(g)	9/9/2021	3,000,000	6,656,904
MiddleGround Checker Co-Invest Partners, L.P. (a)(b)(g)	2/10/2022	11,956,108	5,888,326
MiddleGround Royal Palm Co-Invest Partners, L.P. (b)(g)	2/10/2022	7,871,306	17,606,920
MML Partnership Capital VII S.C.Sp. (a)(b)(g)	8/21/2023	10,000,000	15,781,250
NCS Investment, L.P. (b)(e)(g)	6/13/2025	10,120,000	10,000,000
North Acquisition, LLC (b)(i)(g)	7/27/2022	150,000	219,340
NS UPS A, LLC (b)(d)(e)(g)	7/18/2024	4,798,296	5,216,763
NS UPS Investment, LLC (b)(d)(i)(g)	7/18/2024	1,859,340	2,024,680
OEP VIII Project Vector Co-Investment (b)(g)	12/20/2021	8,027,290	16,817,458
RCP Monte Nido Co-Investment Fund, L.P. (a)(b)(g)	8/24/2022	17,479,687	3,749,729
RCP Nats Co-Investment Fund, L.P. (b)(g)	3/18/2025	17,210,576	20,473,387
Ridgemont Equity Coinvest III AGP Blocker, L.P. (a)(b)(k)(g)	10/12/2021	4,000,000	4,000,000
SCP FCA Investments, LLC (b)(d)(e)(i)(g)	6/6/2024	7,550,000	14,538,111
SPC Totalmed, LLC (a)(b)(g)	3/10/2023	10,000,000	5,078,296
TPG Growth V Deacon, L.P. (b)(g)	12/22/2023	10,095,238	11,354,891
TPG Growth V Walkabout CI, L.P. (b)(e)(i)(g)	9/19/2023	7,536,585	9,126,168
TRF Sagebrush Co-Invest, L.P. (b)(g)	11/1/2024	10,545,249	14,260,243

See Notes to Financial Statements.
Semi-Annual Report | September 30, 2025	3

FS MVP Private Markets Fund	Consolidated Schedule of Investments
As of September 30, 2025 (Unaudited)

Description (continued)	Acquisition Date	Cost	Fair Value
Truelink Atlas, L.P. (b)(g)	6/26/2025	$7,500,000	$7,500,000
V-Co-Invest IV, L.P. (b)(g)	4/12/2024	5,050,000	5,285,595
VRS Parent Holdings, L.P. (a)(b)(g)	7/17/2025	15,000,000	15,000,000
V-Sky Co-Invest Aggregator II, L.P. (b)(g)	9/2/2021	5,007,539	4,991,295
Warrior Ultimate Holdings, LLC (a)(b)(e)(i)(g)	12/27/2024	6,500,000	6,500,000
WCI-BXC Investment Holdings L.P. (b)(g)	10/31/2023	13,136,583	13,380,524
Western Pavement Services Holdings, L.P. (b)(c)(g)	9/12/2025	5,000,000	5,000,000

Total Direct Equity		$363,150,390	$522,228,110

Description	Acquisition Date	Cost	Fair Value
Secondary Investments (44.76%)(g)
ABRY Heritage Partners (Cayman AIV), L.P. (b)(d)(g)	3/28/2024	8,513	–
ABRY Heritage Partners II, L.P. (b)(d)(g)	3/28/2024	463,582	526,015
ABRY Heritage Partners, L.P. (b)(d)(g)	3/28/2024	263,242	663,122
ABRY Partners IX, L.P. (b)(d)(g)	9/30/2021	16,840,529	22,946,324
ABRY Partners VI, L.P. (b)(g)	3/28/2024	11,110	–
ABRY Partners VII, L.P. (b)(g)	12/31/2024	68,812	122,913
ABRY Partners VIII (Cayman AIV), L.P. (b)(g)	3/28/2024	56,728	–
ABRY Partners VIII, L.P. (b)(d)(g)	3/28/2024	389,010	425,808
Accel-KKR Capital Partners CV IV Strategic Fund, L.P. (b)(d)(g)	3/22/2022	4,953,805	5,871,647
American Securities VII (b)(d)(g)	6/30/2023	30,078,146	21,517,559
Apse Capital II L.P. (b)(g)	10/29/2024	17,225,277	24,511,503
Ares Corporate Opportunities Fund IV, L.P. (b)(i)(g)	6/30/2025	1,132,201	1,767,802
Arlington Capital Partners III, L.P. (b)(i)(g)	6/30/2025	367,619	681,118
Bain Capital Fund X, L.P. (b)(d)(g)	4/1/2024	100,323	78,656
Bain Capital Venture 2005, L.P. (b)(d)(g)	6/28/2024	29,569	28,948
Bain Capital Venture 2007, L.P. (b)(g)	6/28/2024	453,144	540,899
Bain Capital Venture 2012, L.P. (b)(g)	6/28/2024	671,447	770,283

See Notes to Financial Statements.
4	www.futurestandard.com

FS MVP Private Markets Fund	Consolidated Schedule of Investments
As of September 30, 2025 (Unaudited)

Description (continued)	Acquisition Date	Cost	Fair Value
Bain Capital Venture 2014, L.P. (b)(d)(g)	6/28/2024	$925,754	$977,665
Bain Capital Venture 2016, L.P. (b)(g)	6/28/2024	4,062,725	4,886,467
Bain Capital Venture Coinvestment Fund L.P. (b)(d)(g)	6/28/2024	157,331	255,936
Baird Capital Partners V Limited Partnership (b)(i)(g)	6/30/2025	21,164	29,858
Battery Ventures XI-A Side Fund, L.P. (b)(i)(g)	1/7/2025	2,337,354	3,061,833
Battery Ventures XI-A, L.P. (b)(i)(g)	1/7/2025	3,233,152	4,868,047
Battery Ventures XII Side Fund, L.P. (b)(d)(g)	9/30/2021	5,867,195	3,472,528
Battery Ventures XII, L.P. (b)(d)(g)	9/30/2021	9,450,943	8,159,588
Berkshire Fund IX, L.P. (b)(d)(e)(i)(g)	9/30/2021	11,691,338	14,477,110
Berkshire Fund VIII, L.P. (b)(d)(g)	3/31/2023	5,806,250	2,246,040
Bison Capital Partners IV, L.P. (b)(i)(g)	6/30/2025	1,717,493	2,983,024
Blue Point Capital Partners III, L.P. (b)(i)(g)	6/30/2025	325,301	1,740,296
Bregal Unternehmerkapital III-A SCSp (b)(d)(g)	9/30/2024	1,062,360	1,600,380
Brentwood Associates Opportunities Fund II, L.P. (b)(g)	7/18/2025	9,764,363	9,764,363
Brentwood Associates Private Equity V-A, L.P. (b)(i)(g)	6/30/2025	9,392,228	11,196,118
BVIP Fund VIII, L.P. (b)(i)(g)	6/30/2025	1,946,551	2,190,355
Centerbridge Capital Partners III, L.P. (b)(d) (i)(g)	6/30/2025	19,072,773	18,672,871
Centerbridge Capital Partners IV, L.P. (b)(i)(g)	6/30/2025	1,938,004	2,505,158
Charlesbank Equity Fund IX, L.P. (b)(d)(e)(i)(g)	9/30/2021	7,360,622	10,489,231
COREalpha Private Equity Partners Co-Investment (b)(d)(g)	5/31/2024	3,684,989	4,187,956
Edgewater Growth Capital Partners III, L.P. (b)(i)(g)	6/30/2025	1,046,681	1,842,466
EnCap Energy Capital Fund IX, L.P. (b)(i)(g)	6/30/2025	1,428,896	2,067,693
EnCap Energy Capital Fund VIII-B, L.P. (b)(i)(g)	6/30/2025	1,938,650	2,819,520

See Notes to Financial Statements.
Semi-Annual Report | September 30, 2025	5

FS MVP Private Markets Fund	Consolidated Schedule of Investments
As of September 30, 2025 (Unaudited)

Description (continued)	Acquisition Date	Cost	Fair Value
EnCap Flatrock Midstream Fund III, L.P. (b)(i)(g)	6/30/2025	$2,857,098	$2,383,389
EQT VII (No. 1) Limited Partnership (b)(d)(g)	3/28/2024	1,915,088	1,800,485
EQT VIII (No.1) SCSp (b)(d)(g)	3/28/2024	3,144,525	3,462,163
Excellere Capital Fund II, L.P. (b)(i)(g)	6/30/2025	1,873,391	2,639,143
ForgePoint Cybersecurity Fund I, L.P. (b)(g)	1/4/2024	522,832	404,046
Francisco Partners V, L.P. (b)(d)(i)(g)	1/31/2024	2,162,872	2,539,782
Francisco Partners V-A, L.P. (b)(d)(g)	1/4/2024	512,038	571,574
Francisco Partners VI, L.P. (b)(d)(g)	1/4/2024	2,573,650	3,767,624
Francisco Partners VI-B, L.P. (b)(d)(g)	10/1/2024	2,136,834	2,584,341
FS Equity Partners CV1, L.P. (b)(g)	7/2/2025	13,205,133	14,973,131
FSN Capital Confluence L.P. (b)(d)(g)	7/22/2024	7,327,587	11,776,603
Gallant Capital Partners I-A, L.P. (b)(g)	10/1/2024	1,538,932	1,423,529
Genstar Capital Partners X, L.P. (b)(d)(g)	1/3/2024	843,337	960,977
GHO Capital Virtue, L.P. (b)(d)(g)	4/21/2022	9,471,008	8,669,131
GMB Mezzanine Capital II, L.P. (b)(i)(g)	6/30/2025	208,231	52,598
GMB Mezzanine Capital III, L.P. (b)(i)(g)	6/30/2025	284,541	435,746
Greycroft Partners II, L.P. (b)(d)(g)	1/17/2024	90,707	88,794
GSP 3.0 Fund, L.P. (b)(c)(i)(g)	9/30/2025	3,209,770	3,618,261
Hellman & Friedman Capital Partners VIII, L.P. (b)(d)(g)	9/30/2021	13,636,713	10,250,191
HGGC Fund II, L.P. (b)(d)(e)(i)(g)	9/30/2021	11,397,809	13,788,486
HGGC Fund III, L.P. (b)(g)	9/30/2021	1,952,353	5,022,999
Icon Partners III, L.P. (b)(d)(g)	7/12/2021	4,344,895	4,487
Icon Partners IV B, L.P (b)(d)(g)	7/12/2021	2,253,629	2,519,444
Incline Equity Partners III, L.P. (b)(i)(g)	6/30/2025	20,913	30,434
Insight Venture Partners IX, L.P. (b)(d)(g)	9/30/2021	23,483,699	15,209,779
Institutional Venture Partners XVI, L.P. (b)(g)	9/30/2021	2,733,652	1,729,044
KKR North America Fund XI L.P. (b)(i)(g)	6/30/2025	2,175,201	2,887,995
Lakestar Growth I LP (b)(d)(g)	9/30/2021	871,091	1,055,553
Lakestar I LP (b)(g)	9/30/2024	64,040	51,230
Lakestar III LP (b)(d)(g)	9/30/2024	697,625	437,553
Lightyear Fund IV, L.P. (b)(d)(e)(i)(g)	9/30/2021	5,655,162	7,342,920
Linden Capital Partners II LP (b)(i)(g)	6/30/2025	3,134,623	3,821,696
Linden Capital Partners IV, L.P. (b)(d) (i)(g)	9/30/2023	7,046,707	12,224,421

See Notes to Financial Statements.
6	www.futurestandard.com

FS MVP Private Markets Fund	Consolidated Schedule of Investments
As of September 30, 2025 (Unaudited)

Description (continued)	Acquisition Date	Cost	Fair Value
Longitude Venture Partners II, L.P. (b)(i)(g)	6/30/2025	$840,932	$1,447,417
Marlin Equity V, L.P. (b) (i)(g)	1/15/2025	2,754,055	2,938,957
Mill City Fund II, L.P. (b)(i)(g)	6/30/2025	2,363,152	2,711,427
NB Eclipse Fund LP (b)(d)(g)	9/30/2024	10,938,656	13,726,879
New Mountain Partners IV, L.P (b)(d)(e)(i)(g)	9/30/2021	4,543,452	1,080,290
New Mountain Partners V, L.P. (b)(d)(e)(i)(g)	9/30/2021	9,948,870	5,241,202
New Mountain Partners VI, L.P. (b)(d)(g)	1/4/2024	675,092	997,041
NewView Capital Special Opportunities Fund III, LP (b)(d)(g)	6/17/2024	13,991,734	16,738,485
NYLCAP Mezzanine Partners III, LP (b)(c)(i)(g)	9/19/2025	1,306	8,009
Odyssey Investment Partners V, L.P. (b)(d)(e)(i)(g)	9/30/2021	4,320,178	2,308,698
Olympus Growth Fund VI, L.P. (b)(i)(g)	6/30/2025	5,529,849	7,779,600
Olympus Growth Fund VII, L.P. (b)(i)(g)	6/30/2025	37,236,424	44,529,765
One Rock Capital Partners, LP (b)(i)(g)	6/30/2025	3,198,419	2,669,068
Paine Schwartz Food Chain Fund IV, L.P. (b)(i)(g)	9/26/2025	5,326,588	6,820,376
Pantheon Viking Co-Invest, L.P. (b)(d)(g)	9/29/2023	5,703,660	8,186,902
Percheron Horsepower-A LP (b)(c)(g)	9/22/2025	8,565,453	8,565,453
Platinum Equity Capital Partners III, L.P. (b)(i)(g)	6/30/2025	656,970	1,015,660
Platinum Equity Capital Partners IV, L.P. (b)(d)(g)	9/30/2021	9,646,667	7,516,482
Ponte Davis, LLC (b)(i)(g)	8/8/2025	4,132,013	4,132,013
Quad-C Partners IX, L.P. (b)(d)(e)(i)(g)	9/30/2021	6,464,959	7,912,733
Ridgemont Equity Partners III, L.P. (b)(g)	1/14/2025	1,267,502	1,086,159
Searchlight Capital III PV, L.P. (b)(d)(g)	9/30/2024	1,351,559	1,767,037
Searchlight Captial CF SPK, L.P. (b)(d)(g)	11/14/2023	9,097,978	12,173,122
Silver Lake Alpine, L.P. (b)(i)(g)	9/25/2025	9,692,591	11,986,728
Silver Lake Partners V, L.P. (b)(d)(i)(g)	9/1/2023	13,081,536	10,511,538
Silver Oak CCS SPV, L.P. (b)(d)(g)	12/20/2021	1,974,239	4,014,962
SK Capital Partners III, L.P. (b)(i)(g)	6/30/2025	3,283,787	2,922,020
SK Capital Partners IV-A, L.P. (b)(i)(g)	6/30/2025	5,302,529	5,447,142
SPC Partners V, L.P. (b)(i)(g)	6/30/2025	2,593,155	3,295,587

See Notes to Financial Statements.
Semi-Annual Report | September 30, 2025	7

FS MVP Private Markets Fund	Consolidated Schedule of Investments
As of September 30, 2025 (Unaudited)

Description (continued)	Acquisition Date	Cost	Fair Value
Stepstone Capital Partners IV, L.P. (b)(d)(g)	9/30/2021	$1,966,430	$2,567,238
Summer Street Capital III, L.P. (b)(i)(g)	6/30/2025	387,352	545,488
SunTx Capital Partners II, L.P. (b)(i)(g)	6/30/2025	1,082,691	3,021,172
SunTx Capital Partners III, L.P. (b)(i)(g)	6/30/2025	7,021,823	9,252,841
Tailwind Capital Partners II, L.P. (b)(i)(g)	6/30/2025	668,845	78,230
Tenex Capital Partners III, L.P. (b)(d)(g)	9/30/2024	1,205,538	1,554,686
Thoma Bravo Fund XII, L.P. (b)(d)(i)(g)	9/30/2023	10,635,968	5,465,720
Thoma Bravo Fund XII-A, L.P. (b)(d)(g)	1/4/2024	574,828	499,371
Thoma Bravo Fund XIII, L.P. (b)(d)(g)	9/30/2021	16,805,942	17,826,234
Thoma Bravo Fund XIV-A, L.P. (b)(d)(g)	1/4/2024	788,945	894,228
Thoma Bravo Fund XV, L.P. (b)(d)(g)	1/4/2024	702,155	1,046,092
Trinity Ventures 2024, L.P. (b)(g)	12/20/2024	9,211,832	11,563,039
Triton IV Continuation Fund SCSP (b)(d)(g)	4/25/2023	6,196,807	9,884,354
Triton IV US, L.P. (b)(d)(g)	7/29/2024	718,734	1,691,519
Triton V, L.P. (b)(d)(g)	4/2/2024	2,829,804	3,662,332
TZP Capital Partners II, L.P. (b)(i)(g)	6/30/2025	3,812,335	5,142,806
TZP Capital Partners III, L.P. (b)(i)(g)	6/30/2025	3,924,043	4,935,740
TZP Small Cap Partners II, L.P. (b)(i)(g)	6/30/2025	4,587,578	6,064,628
Venture Investors Early Stage Fund V LP (b)(i)(g)	6/30/2025	535,176	856,057
Vista Equity Partners Fund VII-A, L.P. (b)(g)	12/31/2024	5,701,811	6,680,035
Waud Capital Partners QP IV, L.P. (b)(d)(e)(i)(g)	12/31/2021	9,958,068	11,389,018
Wind Point Partners AAV II, L.P. (b)(d)(g)	7/28/2023	2,579,387	–
Wind Point Partners AAV, L.P. (b)(d)(g)	7/8/2021	3,202,794	1,506,319
Wind Point Partners VII-A, L.P. (b)(d)(g)	6/30/2025	212,612	255,062
Wind Point Partners VIII-A, L.P. (b)(d)(e)(i)(g)	9/30/2021	2,210,788	4,206,192

Total Secondary Investments		$592,696,451	$643,593,802

See Notes to Financial Statements.
8	www.futurestandard.com

FS MVP Private Markets Fund	Consolidated Schedule of Investments
As of September 30, 2025 (Unaudited)

Description	Acquisition Date	Cost	Fair Value
Primary Investments (4.97%)(g)
Audax Private Equity Origins Fund I, L.P. (b)(d)(g)	4/21/2022	$5,874,522	$4,476,188
Bansk Fund I-B, L.P. (b)(d)(g)	4/24/2023	10,087,676	16,025,175
BharCap Partners II-B, L.P. (b)(g)	4/14/2025	3,024,321	3,400,602
Cynosure Partners III Offshore, L.P. (b)(g)	12/27/2024	6,775,289	6,757,508
FFL Parallel Fund V, L.P. (b)(d)(g)	5/6/2022	9,987,158	12,257,475
Gridiron Capital Fund V, L.P. (b)(d)(g)	3/31/2023	7,390,622	8,143,627
Kohlberg TE Investors X, L.P. (b)(d)(g)	7/31/2024	3,363,511	3,709,246
North Haven Capital Partners VIII-A, L.P. (b)(g)	8/12/2025	1,380,853	1,404,456
Norwest Mezzanine Partners, V, L.P. (b)(d)(g)	9/29/2023	557,492	525,705
One Equity Partners VIII, L.P. (b)(d)(g) 4/5/2022		9,288,482	14,448,445
WP COREalpha (Cayman) VII, L.P. (b)(d)(g)	6/20/2024	354,571	348,840

Total Primary Investments		$58,084,497	$71,497,267

Short-Term Investments (10.13%)	Cost	Fair Value
Fidelity Treasury Fund, 3.67%(c),(l)	774,346	774,346
Goldman Sachs Financial Square Government Fund, 4.03%(c),(l)	141,562,838	141,562,838
Vanguard Federal Money Market, 4.23%(c),(l)	3,403,700	3,403,700

Total Short-Term Investments	$145,740,884	$145,740,884

Total Investments (100.92%)	$1,229,916,367	$1,451,229,147
Liabilities In Excess of Other Assets (0.92%)		(13,194,440)
Net Assets (100.00%)		$1,438,034,707

See Notes to Financial Statements.
Semi-Annual Report | September 30, 2025	9

FS MVP Private Markets Fund	Consolidated Schedule of Investments
As of September 30, 2025 (Unaudited)

Rates:

As of September 30, 2025, the 3 Month Secured Overnight Financing Rate(“SOFR”) was 3.98%.

(a)	Level 3 securities fair valued under procedures established by the Trustees, represent 21.90% of Net Assets. The total value of these securities is $314,952,857.
(b)	Investments have no redemption provisions, are issued in private placement transactions and are restricted as to resale. For investments that were acquired through multiple transactions, the acquisition date represents the initial acquisition date of the Fund’s investment in the position. Total fair value of restricted securities amounts to $1,305,488,263, which represents 90.78% of net assets as of September 30, 2025.
(c)	Income producing security.
(d)	Investment has been committed to but has not been fully funded by the Fund at September 30, 2025. See Note 3 for total unfunded investment commitments.
(e)	All or a portion of this security is custodied with MVP Private Markets Sub-Fund, LLC at September 30, 2025.
(f)	Represents a payment-in-kind (“PIK”) security which may pay interest/dividend in additional par/shares.
(g)	Non-income producing security.
(h)	The Fund owns 500,000 Class A units.
(i)	All or a portion of this security is custodied with MVP Private Markets Fund (S), LLC at September 30, 2025.
(j)	Investment does not allow redemptions or withdrawals except at discretion of its general partner, manager or advisor.
(k)	The Fund owns 4,545,455 subscriber units.
(l)	The rate shown is the annualized 7-day yield as of September 30, 2025.

*	All securities are domiciled in the United States.

See Notes to Financial Statements.
10	www.futurestandard.com

FS MVP Private Markets Fund	Consolidated Statement of Assets and Liabilities
As of September 30, 2025 (Unaudited)

ASSETS:
Investments, at fair value (Cost $1,229,916,367)	$1,451,229,147
Cash	18,507,157
Interest income receivable	1,382,220
Receivable for investments sold	1,086,162
Dividend Income receivable	1,586,415
Prepaid expenses and other assets	200,230
Total Assets	1,473,991,331

LIABILITIES:
Payable for investments purchased	13,554,926
Deferred tax liability	14,251,150
Payable for shares repurchased	130,954
Investment advisory fee payable	1,499,794
Incentive fees payable	3,469,734
Accounting and administration fees payable	417,534
Offering costs payable	975,000
Other accrued expenses and liabilities	1,657,532
Total Liabilities(a)	35,956,624
Net Assets Attributable to Common Shareholders	$1,438,034,707

COMPOSITION OF NET ASSETS ATTRIBUTABLE TO COMMON SHAREHOLDERS:
Paid-in capital	1,161,447,587
Total distributable earnings	276,587,120
Net Assets Attributable to Common Shareholders	$1,438,034,707

Class A
Net Assets	$362,013,556
Shares of Beneficial Interest Outstanding	27,439,386
Net Asset Value Per Share	$13.19
Maximum offering price per share, based on maximum sales charge of 3.50% of the offering price)	$13.67
Class D
Net Assets	5,442,476
Shares of Beneficial Interest Outstanding	403,424
Net Asset Value Per Share	$13.49
Maximum offering price per share, based on maximum sales charge of 3.50% of the offering price)	$13.98
Class I
Net Assets	1,070,578,675
Shares of Beneficial Interest	78,700,407
Net Asset Value Per Share	$13.60

(a)	See Note 3 for a discussion of the Fund’s unfunded commitments on investments.

See Notes to Financial Statements.
Semi-Annual Report | September 30, 2025	11

FS MVP Private Markets Fund	Consolidated Statement of Operations
For the Six Months Ended September 30, 2025 (Unaudited)

INVESTMENT INCOME:
Interest income	$6,631,667
Dividend income	3,563,239
Fee income	18,426
Total Investment Income	10,213,332

EXPENSES:
Investment advisory fees	8,105,018
Incentive fees	7,809,082
Amortization of deferred financing costs	1,173,454
Professional fees	1,115,872
Distribution and services fees (Class A)	988,516
Offering costs	975,000
Other expenses	890,843
Interest expense	830,340
Accounting and administration fees	585,786
Administrative Services Expenses	513,889
Trustees’ fees and expenses	81,818
Distribution and services fees (Class D)	5,923
Total Expenses	23,075,541
Net Investment Loss	(12,862,209)

NET REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS:
Net realized gain on:
Investments	39,815,840
Foreign currency transactions	82,081
Net realized gain	39,897,921
Net change in unrealized appreciation	48,221,599
Net change in unrealized appreciation	48,221,599
Net realized and unrealized gain	88,119,520
Net change in provision for taxes on realized/unrealized gain on investments	(5,978,764)

Net Increase in Net Assets from Operations	$69,278,547

See Notes to Financial Statements.
12	www.futurestandard.com

FS MVP Private Markets Fund	Consolidated Statements of Changes in Net Assets

	For the Six Months Ended September 30, 2025 (Unaudited)	For the Year Ended March 31, 2025
FROM OPERATIONS:
Net investment loss	$(12,862,209)	$(3,773,118)
Net realized gain on investments	39,897,921	39,805,889
Net change in unrealized appreciation on investments	48,221,599	76,336,040
Net change in provision for taxes on realized/unrealized gain on investments	(5,978,764)	(3,618,961)
Net Increase in Net Assets from Operations	69,278,547	108,749,850

DISTRIBUTIONS TO SHAREHOLDERS:
Class A
From net realized gains	–	(1,624,949)
Class D
From net realized gains	–	(58,164)
Class I
From net realized gains	–	(17,020,519)
Net Decrease in Net Assets from Distributions to Shareholders	–	(18,703,632)

CAPITAL SHARE TRANSACTIONS:
Class A
Proceeds from shares sold	$171,515,296	$160,140,410
Cost of shares repurchased	–	(344,489)
Reinvestment of shareholder distributions	–	1,618,282
Class D
Proceeds from shares sold	1,030,750	3,483,375
Cost of shares repurchased	–	–
Reinvestment of shareholder distributions	–	21,763
Class I
Proceeds from shares sold	146,208,981	201,645,688
Cost of shares repurchased	(1,607,778)	(90,151,477)
Reinvestment of shareholder distributions	–	13,409,235
Net Increase from Capital Share Transactions	317,147,249	289,822,786
Net Increase in Net Assets Attributable to Shareholders	386,425,796	379,869,004

See Notes to Financial Statements.
Semi-Annual Report | September 30, 2025	13

FS MVP Private Markets Fund	Consolidated Statements of Changes in Net Assets

	For the Six Months Ended September 30, 2025 (Unaudited)	For the Year Ended March 31, 2025
NET ASSETS ATTRIBUTABLE TO SHAREHOLDERS:
Beginning of year	1,051,608,911	671,739,907
End of year	$1,438,034,707	$1,051,608,911

SHARE ACTIVITY
Class A
Shares sold	13,383,301	13,397,352
Shares issued from reinvestment of distributions	–	135,990
Shares repurchased	–	(28,612)
Class D
Shares sold	78,850	288,541
Shares issued from reinvestment of distributions	–	1,796
Class I
Shares sold	11,114,109	16,619,204
Shares issued from reinvestment of distributions	–	1,100,019
Shares repurchased	(121,441)	(7,104,096)

See Notes to Financial Statements.
14	www.futurestandard.com

FS MVP Private Markets Fund	Consolidated Statement of Cash Flows
For the Six Months Ended September 30, 2025 (Unaudited)

CASH FLOWS FROM OPERATING ACTIVITIES:
Net increase in net assets from operations	$69,278,547
Adjustments to reconcile net increase in net assets from operations to net cash provided by/(used in) operating activities:
Purchases of investments	(281,813,439)
Proceeds from disposition of investments	60,492,609
Net proceeds from short term investments	(40,080,369)
Net accretion of discount / amortization of premiums	(147,340)
Net realized gain on investments	(39,897,921)
Net change in unrealized appreciation on investments	(48,221,599)
(Increase)/Decrease in assets:
Dividend income receivable	(1,586,415)
Interest income receivable	(395,517)
Prepaid expenses and other assets	1,109,271
Increase/(Decrease) in liabilities:
Interest due on leverage facility	(530,217)
Incentive fee payable	(1,300,804)
Deferred tax liability	4,020,182
Offering cost payable	975,000
Investment advisory fee payable	331,582
Accounting and administration payable	417,534
Other accrued expenses and liabilities	455,932
Net Cash Used in Operating Activities	(276,892,964)

CASH FLOWS FROM FINANCING ACTIVITIES:
Cost of shares repurchased - net of decrease in payable	(34,545,873)
Proceeds from shares sold	318,763,777
Net Cash Provided By Financing Activities	284,217,904

Net Increase in Cash	7,324,940
Cash, beginning balance	$11,182,217
Cash, ending balance	$18,507,157

Unfunded commitment fees paid on credit facility	$1,360,557

See Notes to Financial Statements.
Semi-Annual Report | September 30, 2025	15

FS MVP Private Markets Fund ̶ Class A	Consolidated Financial Highlights
For a Share Outstanding Throughout the Periods Presented

	For the Six Months Ended September 30, 2025 (Unaudited)		For the Year Ended March 31, 2025	For the Year Ended March 31, 2024	For the Year Ended March 31, 2023	For the Period January 3, 2022 (Commencement of Operations) to March 31, 2022
PER SHARE OPERATING PERFORMANCE:
Net asset value per share - beginning of period	$12.53		$11.42	$10.66	$10.49	$10.00
INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss(a)	(0.18)		(0.24)	(0.13)	(0.26)	(0.10)
Net realized and unrealized gain on investments	0.84		1.61	1.11	0.77	0.59
Net Increase in net assets from Operations	0.66		1.37	0.98	0.51	0.49

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	–		–	(0.08)	–	–
From net realized gains	–		(0.26)	(0.14)	(0.34)	–
Net decrease in net assets from distributions to shareholders	–		(0.26)	(0.22)	(0.34)	–

Net asset value per share - end of period	$13.19		$12.53	$11.42	$10.66	$10.49

Total Return (b)	5.27%		12.16%	9.24%	4.74%	4.90%

RATIOS AND SUPPLEMENTAL DATA:
Net assets attributable to shares, end of period (000s)	$362,014		$176,062	$6,304	$37	$35
Ratio of expenses to average net assets (c)(d)	4.76%		4.94%	5.11%	3.60%	3.24%
Ratio of expenses to average net assets, excluding interest expense and tax	3.45%		4.16%	4.50%	3.38%	3.24%
Ratio of net investment loss to average net assets	(2.10%)		(2.00%)	(1.14%)	(2.30%)	(1.86%)
Portfolio turnover rate	6	%(e)	2%	8%	3%	0	%(e)

See Notes to Financial Statements.
16	www.futurestandard.com

FS MVP Private Markets Fund ̶ Class A	Consolidated Financial Highlights
For a Share Outstanding Throughout the Periods Presented

	For the Six Months Ended September 30, 2025 (Unaudited)		For the Year Ended March 31, 2025		For the Year Ended March 31, 2024	For the Year Ended March 31, 2023	For the Period January 3, 2022 (Commencement of Operations) to March 31, 2022
SENIOR SECURED NOTES:
Aggregate principal amount, end of period (000s)	$	N/A	$	N/A	$30,000	$25,000	$	N/A
Asset coverage per $1,000 unit of indebtedness(f)		N/A		N/A	$23,391	$23,446		N/A

(a)	Calculated using average common shares outstanding.
(b)	Total investment return is calculated assuming a purchase of common share at the opening on the first day and a sale at closing on the last day of each period reported. Dividends and distributions are assumed for purposes of this calculation to be reinvested at prices obtained under the Fund’s dividend reinvestment plan. Total investment return does not reflect sales load or brokerage commissions, if any, and is not annualized.
(c)	Expense ratios have been annualized, except for incentive fees which are not annualized. If incentive fees had been excluded, the expense ratios would have decreased by 0.64% for the period ended September 30, 2025, 1.66% for the year ended March 31, 2025, 1.78% for the year ended March 31, 2024 and 0.14% for the period ended March 31, 2023. Expense ratios do not include expenses from underlying funds in which the Fund is invested.
(d)	Includes interest expense of 0.32%, 0.43% and 0.60% of average net assets for the six month ended September 30, 2025 and the year ended March 31, 2025 and 2024, respectively.
(e)	Periods presented for less than one year are not annualized.
(f)	Calculated by subtracting the Fund’s total liabilities (not including borrowings) from the Fund’s total assets and dividing this by the total number of senior indebtedness units, where one unit equals $1,000 senior indebtedness.

See Notes to Financial Statements.
Semi-Annual Report | September 30, 2025	17

FS MVP Private Markets Fund ̶ Class D	Consolidated Financial Highlights
For a Share Outstanding Throughout the Periods Presented

	For the Six Months Ended September 30, 2025 (Unaudited)		For the Year Ended March 31, 2025	For the Year Ended March 31, 2024	For the Year Ended March 31, 2023	For the Period January 3, 2022 (Commencement of Operations) to March 31, 2022
PER SHARE OPERATING PERFORMANCE:
Net asset value per share - beginning of period	$12.78		$11.60	$10.76	$10.51	$10.00
INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss(a)	(0.14)		(0.07)	(0.09)	(0.19)	(0.08)
Net realized and unrealized gain on investments	0.85		1.51	1.15	0.78	0.59
Net Increase in net assets from Operations	0.71		1.44	1.06	0.59	0.51

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	–		–	(0.08)	–	–
From net realized gains	–		(0.26)	(0.14)	(0.34)	–
Net decrease in net assets from distributions to shareholders	–		(0.26)	(0.22)	(0.34)	–

Net asset value per share - end of period	$13.49		$12.78	$11.60	$10.76	$10.51

Total Return (b)	5.56%		12.58%	9.90%	5.40%	5.10%

RATIOS AND SUPPLEMENTAL DATA:
Net assets attributable to shares, end of period (000s)	$5,442		$4,148	$397	$37	$35
Ratio of expenses to average net assets (c)(d)	4.10%		4.37%	4.17%	2.88%	2.45%
Ratio of expenses to average net assets, excluding interest expense and tax	2.82%		3.56%	3.57%	2.66%	2.45%
Ratio of net investment loss to average net assets	(1.51%)		(0.57%)	(0.80%)	(1.53%)	(1.06%)
Portfolio turnover rate	6	%(e)	2%	8%	3%	0	%(e)

See Notes to Financial Statements.
18	www.futurestandard.com

FS MVP Private Markets Fund ̶ Class D	Consolidated Financial Highlights
For a Share Outstanding Throughout the Periods Presented

	For the Six Months Ended September 30, 2025 (Unaudited)		For the Year Ended March 31, 2025		For the Year Ended March 31, 2024	For the Year Ended March 31, 2023	For the Period January 3, 2022 (Commencement of Operations) to March 31, 2022
SENIOR SECURED NOTES:
Aggregate principal amount, end of period (000s)	$	N/A	$	N/A	$30,000	$25,000	$	N/A
Asset coverage per $1,000 unit of indebtedness(f)		N/A		N/A	$23,391	$23,446		N/A

(a)	Calculated using average common shares outstanding.
(b)	Total investment return is calculated assuming a purchase of common share at the opening on the first day and a sale at closing on the last day of each period reported. Dividends and distributions are assumed for purposes of this calculation to be reinvested at prices obtained under the Fund’s dividend reinvestment plan. Total investment return does not reflect sales load or brokerage commissions, if any, and is not annualized.
(c)	Expense ratios have been annualized, except for incentive fees which are not annualized. If incentive fees had been excluded, the expense ratios would have decreased by 0.63% for the period ended September 30, 2025, 1.52% for the year ended March 31, 2025, 1.37% for the year ended March 31, 2024 and 0.20% for the period ended March 31, 2023. Expense ratios do not include expenses from underlying funds in which the Fund is invested.
(d)	Includes interest expense of 0.32%, 0.43% and 0.60% of average net assets for the six month ended September 30, 2025 and the year ended March 31, 2025 and 2024, respectively.
(e)	Periods presented for less than one year are not annualized.
(f)	Calculated by subtracting the Fund’s total liabilities (not including borrowings) from the Fund’s total assets and dividing this by the total number of senior indebtedness units, where one unit equals $1,000 senior indebtedness.

See Notes to Financial Statements.
Semi-Annual Report | September 30, 2025	19

FS MVP Private Markets Fund ̶ Class I	Consolidated Financial Highlights
For a Share Outstanding Throughout the Periods Presented

	For the Six Months Ended September 30, 2025 (Unaudited)		For the Year Ended March 31, 2025	For the Year Ended March 31, 2024	For the Year Ended March 31, 2023	For the Period January 3, 2022 (Commencement of Operations) to March 31, 2022
PER SHARE OPERATING PERFORMANCE:
Net asset value per share - beginning of period	$12.87		$11.65	$10.78	$10.51	$10.00
INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss(a)	(0.12)		(0.04)	(0.08)	(0.16)	(0.07)
Net realized and unrealized gain on investments	0.85		1.52	1.17	0.77	0.58
Net Increase in net assets from Operations	0.73		1.48	1.09	0.61	0.51

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	–		–	(0.08)	–	–
From net realized gains	–		(0.26)	(0.14)	(0.34)	–
Net decrease in net assets from distributions to shareholders	–		(0.26)	(0.22)	(0.34)	–

Net asset value per share - end of period	$13.60		$12.87	$11.65	$10.78	$10.51

Total Return (b)	5.67%		12.87%	10.16%	5.69%	5.10%

RATIOS AND SUPPLEMENTAL DATA:
Net assets attributable to shares, end of period (000s)	$1,070,579		$871,399	$665,038	$559,754	$454,080
Ratio of expenses to average net assets (c)(d)	3.81%		4.07%	3.53%	2.72%	2.23%
Ratio of expenses to average net assets, excluding interest expense and tax	2.54%		3.22%	2.93%	2.49%	2.23%
Ratio of net investment loss to average net assets	(1.25%)		(0.30%)	(0.67%)	(1.30%)	(0.81%)
Portfolio turnover rate	6	%(e)	2%	8%	3%	0	%(e)

See Notes to Financial Statements.
20	www.futurestandard.com

FS MVP Private Markets Fund ̶ Class I	Consolidated Financial Highlights
For a Share Outstanding Throughout the Periods Presented

	For the Six Months Ended September 30, 2025 (Unaudited)		For the Year Ended March 31, 2025		For the Year Ended March 31, 2024	For the Year Ended March 31, 2023	For the Period January 3, 2022 (Commencement of Operations) to March 31, 2022
SENIOR SECURED NOTES:
Aggregate principal amount, end of period (000s)	$	N/A	$	N/A	$30,000	$25,000	$	N/A
Asset coverage per $1,000 unit of indebtedness(f)		N/A		N/A	$23,391	$23,446		N/A

(a)	Calculated using average common shares outstanding.
(b)	Total investment return is calculated assuming a purchase of common share at the opening on the first day and a sale at closing on the last day of each period reported. Dividends and distributions are assumed for purposes of this calculation to be reinvested at prices obtained under the Fund’s dividend reinvestment plan. Total investment return does not reflect sales load or brokerage commissions, if any, and is not annualized.
(c)	Expense ratios have been annualized, except for incentive fees which are not annualized. If incentive fees had been excluded, the expense ratios would have decreased by 0.62% for the period ended September 30, 2025, 1.41% for the year ended March 31, 2025, 1.03% for the year ended March 31, 2024 and 0.25% for the period ended March 31, 2023. Expense ratios do not include expenses from underlying funds in which the Fund is invested.
(d)	Includes interest expense of 0.32%, 0.43% and 0.60% of average net assets for the six month ended September 30, 2025 and the year ended March 31, 2025 and 2024, respectively.
(e)	Periods presented for less than one year are not annualized.
(f)	Calculated by subtracting the Fund’s total liabilities (not including borrowings) from the Fund’s total assets and dividing this by the total number of senior indebtedness units, where one unit equals $1,000 senior indebtedness.

See Notes to Financial Statements.
Semi-Annual Report | September 30, 2025	21

FS MVP Private Markets Fund	Notes to Consolidated Financial Statements
September 30, 2025 (Unaudited)

1. ORGANIZATION

FS MVP Private Markets Fund, (the “Fund”) was organized as a Delaware statutory trust on April 7, 2021. The Fund is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a non-diversified, closed-end management investment company. The Fund’s investment adviser is Portfolio Advisors, LLC (the “Adviser”), a subsidiary of Franklin Square Holdings, L.P. (“Future Standard”). The Adviser is an investment adviser registered under the Investment Advisers Act of 1940, as amended. Effective July 23, 2024, FS Global Advisor, LLC (the “Sub-Adviser”), serves as a non-discretionary sub-adviser to a portion of the Fund’s assets invested in direct credit, as allocated by the Adviser.

The Fund commenced operations on January 3, 2022 (“Commencement of Operations”). Simultaneous with the Commencement of Operations, the MVP Private Markets, L.P. through a tax-free reorganization, transferred investments, cash and other assets into the Fund.

The Fund’s investment objective is to generate long-term capital appreciation by investing in a diversified portfolio of private market investments, with a focus on investments in mid-sized companies in the United States. The Fund seeks to achieve its investment objective through a mix of investments (the “Fund Investments”) that are predominantly comprised of private equity, and to a lesser extent private credit.

The Fund offers three separate classes of shares of beneficial interest designated as Class A Shares, Class I Shares and Class D Shares. Each class of shares is subject to different fees and expenses. The Fund may offer additional classes of shares in the future. The Fund has received an exemptive order from the SEC with respect to the Fund’s multi-class structure.

Shares will generally be offered for purchase as of the first business day of each month, except that shares may be offered more or less frequently as determined by the Board of Trustees (the “Board”) in its sole discretion. Investments in Class A Shares and Class D Shares of the Fund are sold subject to a sales charge of up to 3.50% of the investment. For some investors, the sales charge may be waived or reduced (in whole or in part). The full amount of sales charge may be reallowed to brokers or dealers participating in the offering.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Basis of Preparation: The Fund meets the definition of an investment company and follows the accounting and reporting guidance as issued through the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) 946, Financial Services – Investment. The accompanying consolidated financial statements of the Fund have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The Fund has evaluated the impact of subsequent events through the date the consolidated financial statements were issued.

Consolidation of Subsidiaries: The Fund may make investments through wholly-owned subsidiaries (each a “Subsidiary” and together, the “Subsidiaries”). Such Subsidiaries will not be registered under the Investment Company Act; however, the Fund will wholly own and control any Subsidiaries. The Fund will not create or acquire primary control of any entity, which engages in investment activities in securities or other assets, other than entities wholly-owned by the Fund.

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FS MVP Private Markets Fund	Notes to Consolidated Financial Statements
September 30, 2025 (Unaudited)

As of September 30, 2025, there are three active subsidiaries: MVP Private Markets Sub-Fund LLC (the “Sub-Fund”), MVP Private Markets Fund (Holdco) LLC (the “Holdco”) and MVP Private Markets Fund (S) LLC all formed in Delaware. These Subsidiaries have the same investment objective as the Fund. The consolidated financial statements of the Fund include the accounts of the Subsidiaries. All inter-company accounts and transactions have been eliminated in the consolidation for the Fund.

As of September 30, 2025, the total value of investments held by the Sub-Fund is $158,129,433 or approximately 11.00% of the Fund’s net assets.

As of September 30, 2025, the total value of investments held by MVP Private Markets Fund (S) LLC are $237,681,929 or approximately 16.53% of the Fund’s net assets. Both the Sub-Fund and MVP Private Markets Fund (S) LLC are wholly owned subsidiaries of the Holdco which is a disregarded entity for financial reporting purposes.

Federal Tax Information: The Fund has elected to be treated, and qualifies as a regulated investment company (“RIC”) under Internal Revenue Code of 1986, as amended (the “Code”). To qualify for and maintain RIC tax treatment, the Fund must, among other things, distribute at least 90% of its net ordinary income and realized net short-term capital gains in excess of realized net long-term capital losses if any, and 90% of the Fund’s net tax-exempt income. The Fund has adopted a tax-year end of September 30. The Fund’s tax year will be the 12-month period ending on September 30. The Fund files tax returns as prescribed by the tax laws of the jurisdictions in which it operates. In the normal course of business, the Fund is subject to examination by U.S. federal, state, local and foreign jurisdictions, where applicable. As of September 30, 2025, the tax years ended September 30, 2025 and September 30, 2024 are subject to examination by the major tax jurisdictions as the statute of limitations are the previous three tax years.

Management evaluates the tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions will “more-likely-than-not” be sustained upon examination by the applicable tax authority. Tax positions deemed to meet the more-likely-than-not threshold that would result in a tax benefit or expense to the Fund would be recorded as a tax benefit or expense in the current year. The Fund has not recognized any tax liability for unrecognized tax benefits or expenses. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Consolidated Statement of Operations. During the six months ended September 30, 2025, the Fund did not incur any interest or penalties.

The Sub-Fund is taxed as a C-corporation for federal income tax purposes and as such is obligated to pay federal and state income tax. This treatment differs from most investment companies, which elect to be treated as “regulated investment companies” under the Internal Revenue Code of 1986, as amended (the “Code”) in order to avoid paying entity level income taxes. Under current law, the Sub-Fund is not eligible to elect treatment as a regulated investment company. However, the amount of taxes paid by the Sub-Fund will vary depending on the amount of capital appreciation of its investments and such taxes will reduce a Fund shareholders return from an investment in the Fund.

Semi-Annual Report | September 30, 2025	23

FS MVP Private Markets Fund	Notes to Consolidated Financial Statements
September 30, 2025 (Unaudited)

Since the Sub-Fund will be subject to taxation on the capital appreciation of its investments, the NAV of the Fund shares will also be reduced by the accrual of any deferred tax liability. As a result, the Fund’s after tax performance would be impacted.

The Sub-Fund will accrue deferred income taxes for any future tax liability associated with capital appreciation of its investments. Upon the sale of an investment, the Sub-Fund may be liable for previously deferred taxes. The Sub-Fund will rely on estimates to determine the deferred tax liability and the Fund’s NAV. From time to time, the Adviser will modify the estimates or assumptions related to the Sub-Fund’s deferred tax liability as new information becomes available. The Sub-Fund will generally compute deferred income taxes based on the federal income tax rate applicable to corporations and an assumed rate attributable to state taxes.

Cash: The Fund’s cash is maintained with high credit quality financial institutions. There are no restrictions on the cash held by the Fund.

Short-Term Investments: Short-term investments represent investments in money market instruments and money market mutual funds, and are recorded at net asset value which approximates fair value. Money market instruments are high quality, short-term fixed-income obligations, which generally have remaining maturities of one year or less and may include U.S. government securities, commercial paper, certificates of deposit and bankers’ acceptances issued by domestic branches of U.S. banks that are members of the Federal Deposit Insurance Corporation, and repurchase agreements.

Investment Transactions and Revenue Recognition: Investment transactions are accounted for on trade date. The Fund accounts for realized gains and losses from its Portfolio Funds based upon the pro-rata ratio of the fair value and cost of the underlying investments at the date of redemption. The Fund records interest income on an accrual basis to the extent that it expects to collect such amounts. The Fund records dividend income on the ex-dividend date. The Fund does not accrue as a receivable interest or dividends on loans and investments if it has reason to doubt its ability to collect such income. The Fund’s policy is to place investments on non-accrual status when there is reasonable doubt that interest income will be collected. The Fund considers many factors relevant to an investment when placing it on or removing it from non-accrual status, including, but not limited to, the delinquency status of the investment, economic and business conditions, the overall financial condition of the underlying investment, the value of the underlying collateral, bankruptcy status, if any, and any other facts or circumstances relevant to the investment. If there is reasonable doubt that the Fund will receive any previously accrued interest, then the previously recognized interest income will be written-off. Payments received on non-accrual investments may be recognized as income or applied to principal depending upon the collectability of the remaining principal and interest. Non-accrual investments may be restored to accrual status when principal and interest become current and are likely to remain current based on the Fund’s judgment.

Distributions received from direct equity investments and portfolio funds generally are comprised of ordinary income, realized gains or return of capital. The Fund records investment income, realized gains and return of capital based on estimates made at the time such distributions are received based on historical information or estimates provided by the respective portfolio companies. These estimates may subsequently be revised based on the information received from the respective portfolio companies after their tax reporting periods are concluded, as the actual character of these distributions is not known until after the fiscal year end of the Fund. Distributions may occur at irregular intervals, and the timing may vary.

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FS MVP Private Markets Fund	Notes to Consolidated Financial Statements
September 30, 2025 (Unaudited)

Loan origination fees, original issue discount, market discount and market premium are capitalized and such amounts are amortized/accreted as interest income over the respective term of the loan or security, except market premium on callable bonds, which are amortized to the call date. Upon the prepayment of a loan or security, any unamortized loan origination fees and original issue discount are recorded as interest income. Structuring and other non-recurring upfront fees are recorded as fee income when earned. The Fund records prepayment fees on loans and securities as fee income when it receives such amounts.

Foreign Currency: Investments and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investments and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments at period end, resulting from changes in exchange rates.

Use of Estimates: The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Fair Value of Financial Instruments: The fair value of the Fund’s assets and liabilities which qualify as financial instruments approximates the carrying amounts presented in the Consolidated Statement of Assets and Liabilities. The Fund values its investments in private equity or private credit funds (“Portfolio Funds”) at fair value in accordance with FASB ASC 820, Fair Value Measurement (“ASC 820”). See Note 3 for more information.

3. PORTFOLIO VALUATION

ASC 820 defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. ASC 820 establishes a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in valuing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observation of the inputs which are significant to the overall valuation.

Semi-Annual Report | September 30, 2025	25

FS MVP Private Markets Fund	Notes to Consolidated Financial Statements
September 30, 2025 (Unaudited)

The three-tier hierarchy of inputs is summarized below:

Level 1 —	unadjusted quoted prices in active markets for identical financial instruments that the reporting entity has the ability to access at the measurement date.

Level 2 —	inputs other than quoted prices included within Level 1 that are observable for the financial instrument, either directly or indirectly. Level 2 inputs also include quoted prices for similar assets and liabilities in active markets, and quoted prices for identical or similar assets and liabilities in markets that are not active.

Level 3 —	significant unobservable inputs for the financial instrument (including management’s own assumptions in determining the fair value of investments).

Investments in Portfolio Funds are recorded at fair value, using the Portfolio Funds’ NAV as a “practical expedient,” in accordance with ASC 820.

The private equity Portfolio Funds generally are restricted securities that are subject to substantial holding periods and are not traded in public markets. The Fund may not be able to resell some of its investments for extended periods, which may be several years. The Fund may invest in primary and secondary investments. Primary investments are investments in newly established private equity funds (“Primary Investments”). Secondary investments are investments in existing private equity funds that are acquired in privately negotiated transactions (“Secondary Investments”).

The Fund calculates its net asset value as of the close of business on the last business day of each month, each date that a Share is offered or repurchased, as of the date of any distribution and at such other times as the Board shall determine (each, a “Determination Date”). In determining its net asset value, the Fund values its investments as of the relevant Determination Date. The net asset value of the Fund equals, unless otherwise noted, the value of the total assets of the Fund, less all of its liabilities, including accrued fees and expenses, each determined as of the relevant Determination Date. The net asset value of Class A Shares, Class I Shares and Class D Shares will be calculated separately based on the fees and expenses applicable to each class. It is expected that the net asset value of Class A Shares, Class I Shares and Class D Shares will vary over time due to the different fees and expenses applicable to each class.

The Board has approved valuation procedures for the Fund (the “Valuation Policy”), and has approved the delegation of the day-to-day work of determining fair values and pricing responsibility for the Fund to the Adviser as the Fund’s Valuation Designee, subject to the oversight of the Board. The valuation of the Fund’s investments is performed in accordance with Financial Accounting Standards Board’s Accounting Standards Codification ASC 820 — Fair Value Measurements and Disclosures.

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FS MVP Private Markets Fund	Notes to Consolidated Financial Statements
September 30, 2025 (Unaudited)

The Valuation Policy provides that the Fund will value its Fund Investments at fair value. Assets and liabilities initially expressed in foreign currencies will be converted into U.S. dollars using foreign exchange rates provided by a recognized pricing service.

Securities traded on one or more of the U.S. national securities exchanges, the Nasdaq Stock Market or any foreign stock exchange will be valued based on their respective market price, subject to adjustment based on potential restrictions on the transfer or sale of such securities.

Debt instruments for which market quotations are readily available are typically valued based on such market quotations. In validating market quotations, the Valuation Designee considers different factors such as the source and the nature of the quotation and trading volume in order to determine whether the quotation represents fair value. The Adviser makes use of reputable financial information providers in order to obtain the relevant quotations.

For debt and equity securities which are not publicly traded or for which market prices are not readily available (unquoted investments) the fair value is determined in good faith. In determining the fair values of direct investments in the equity or debt of target companies and other private assets (“Direct Investments”), the Valuation Designee will typically apply widely recognized market and income valuation methodologies including, but not limited to, earnings and multiple analysis, discounted cash flow method and third-party valuations. In order to determine a fair value, these methods are applied to the latest information provided by the relevant Portfolio Companies or other business counterparties.

Secondary Investments and Primary Investments in Portfolio Funds are generally valued based on the most recent net asset value reported by the associated third-party manager (“Sponsor”) taking into account the subsequent cash flow activity with respect thereto as set forth below, provided that if the Valuation Designee concludes in good faith that the most recent net asset value reported by a Sponsor does not represent fair value, the Valuation Designee will make a corresponding adjustment to reflect the current fair value of such Portfolio Fund. In determining the fair value of assets held by Portfolio Funds, the Valuation Designee applies valuation methodologies as outlined above. Any cash flows since the reference date of the last net asset value for a Portfolio Fund received by the Fund from a Sponsor until the Determination Date are recognized by (i) adding the nominal amount of the investment related capital calls and (ii) deducting the nominal amount of investment related distributions from the net asset value as reported by the Sponsor.

Notwithstanding the above, Sponsors may adopt a variety of valuation bases and provide differing levels of information concerning Portfolio Funds and other investments and there will generally be no liquid markets for such investments. Consequently, there are inherent difficulties in determining the fair value that cannot be eliminated.

Determining the fair value of investments for which market values are not readily available is necessarily subject to incomplete information, reporting delays and many subjective judgments; accordingly, fair value determinations made by the Valuation Designee should be considered as estimates. Due to the inherent uncertainty involved in such determinations, the reported fair value of these investments may fluctuate from period to period. In addition, such fair value may differ materially from the values that may have been used had a ready market existed for such investments and may significantly differ from the value ultimately realized by the Fund.

Semi-Annual Report | September 30, 2025	27

FS MVP Private Markets Fund	Notes to Consolidated Financial Statements
September 30, 2025 (Unaudited)

The following table represents the inputs used to value the investments at fair value on the Consolidated Statement of Assets and Liabilities within the valuation hierarchy as of September 30, 2025:

Investments in Securities at Value	Level 1 - Quoted Prices	Level 2 - Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Direct Equity	$–	$–	$246,783,773	$522,228,110
Direct Credit	–	–	68,169,084	68,169,084
Secondary Investments	–	–	–	643,593,802
Primary Investments	–	–	–	71,497,267
Short Term Investments	145,740,884	–	–	145,740,884
Total	$145,740,884	$–	$314,952,857	$1,451,229,147

Direct Equity, Primary and Secondary Investments fair valued using net asset value (or its equivalent) as a practical expedient are not included in the fair value hierarchy. As such, investments in securities with a fair value of $1,010,613,702 are excluded from the fair value hierarchy as of September 30, 2025.

The following is a reconciliation of investments for which significant unobservable inputs (Level 3) were used in determining fair value:

	Direct Credit	Direct Equity	Total
Balance as of March 31, 2025	$56,666,827	$161,064,872	$217,731,699
Accrued discount/premium	149,484	–	149,484
Return of Capital	–	(545,455)	(545,455)
Realized Gain/(Loss)	11,602	–	11,602
Change in Unrealized Appreciation/(Depreciation)	(477,936)	19,284,935	18,806,999
Purchases	13,459,490	16,500,000	29,959,490
Sales Proceeds	(1,640,383)	–	(1,640,383)
Transfer into Level 3	–	50,479,421	50,479,421
Transfer out of Level 3	–	–	–
Balance as of September 30, 2025	$68,169,084	$246,783,773	$314,952,857
Net change in unrealized appreciation/(depreciation) included in the Statements of Operations attributable to Level 3 investments held at September 30, 2025	$(473,807)	$15,173,505	$14,699,698

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FS MVP Private Markets Fund	Notes to Consolidated Financial Statements
September 30, 2025 (Unaudited)

The following table presents additional quantitative information about valuation methodologies and inputs used for investments that are measured at fair value and categorized within Level 3 as of September 30, 2025:

Asset Class	Fair Value at September 30, 2025	Valuation Techniques	Unobservable Input	Range of Input	Weighted Average of Input	Impact to Valuation from an Increase in Input
Direct Credit	$38,254,998	Relevant Value Analysis	Yield to Maturity	8.9% – 24.0%	13.9%	Increase
Direct Credit	29,914,086	Recent transaction	N/A	N/A	N/A	N/A
Direct Equity	246,783,773	Market Comparable Companies	EBITDA Multiple	6.3x – 16.9x	12.5x	Increase

The Fund’s investments in Portfolio Funds, along with their corresponding unfunded commitments and other attributes, as of September 30, 2025, are briefly summarized in the table below.

Financing Stage	Investment Strategy	Fair Value	Unfunded Commitments	Remaining Life	Redemption Frequency	Notice Period (In Days)	Redemption Restriction Terms
Buyout	Control investments in established companies	$915,300,315	$144,554,842	Up to 10 Years	None	N/A	N/A
Growth Capital	Non-control investments in established companies with strong growth characteristics	78,522,538	3,361,434	Up to 10 Years	None	N/A	N/A
Special Situations/ Other	Investments in mezzanine, distressed debt, energy/utility and turnarounds	16,725,441	2,857,992	Up to 10 Years	None	N/A	N/A

*	The information summarized in the table above represents the general terms for the specified financing stage. Individual Portfolio Funds may have terms that are more or less restrictive than those terms indicated for the asset class as a whole. In addition, most Portfolio Funds have the flexibility, as provided for in their constituent documents, to modify and waive such terms.

The Fund’s investment portfolio may contain unfunded arrangements in the form of capital calls, delayed draw credit facilities or other investments, which require the Fund to provide funding when requested by portfolio companies or portfolio funds in accordance with the terms of the underlying agreements. The Fund maintains sufficient cash on hand and available borrowings to fund such unfunded investment commitments should the need arise.

Semi-Annual Report | September 30, 2025	29

FS MVP Private Markets Fund	Notes to Consolidated Financial Statements
September 30, 2025 (Unaudited)

As of September 30, 2025, the Fund had outstanding unfunded investment commitments totaling $150,774,268.

For the six months ended September 30, 2025, total purchases and total proceeds from redemptions or other dispositions of investments, excluding short-term investments, amounted to $285,293,940 and $ 1,845,740, respectively.

The Portfolio Funds in which the Fund invests generally charge a management fee of 1% to 2% (annualized) of managed investments and approximately 10% to 20% of net profits as a carried interest allocation, generally subject to a preferred return and a claw back.

Private equity is a common term for investments that typically are made in non-public companies through privately negotiated transactions. Private equity investors generally seek to acquire quality assets at attractive valuations and use operational expertise to enhance value and improve portfolio company performance. Buyout funds acquire private and public companies, as well as divisions of larger companies. Private equity specialists then seek to uncover value-enhancing opportunities in portfolio companies, unlock the value of the portfolio company and reposition it for sale at a multiple of invested equity.

The following outlines the primary investment strategies of the Portfolio Funds held by the Fund as of September 30, 2025.

Buyouts: Control investments in established, cash flow positive companies are usually classified as buyouts. Buyout investments may focus on small-, mid- or large-capitalization companies, and such investments collectively represent a substantial majority of the capital deployed in the overall private equity market. The use of debt financing, or leverage, is prevalent in buyout transactions— particularly in the large-cap segment.

Growth Capital: Investments in new and emerging companies are usually classified as venture capital. Such investments are often in technology, healthcare or other high growth industries. Companies financed by venture capital are generally not cash flow positive at the time of investment and may require several rounds of financing before the company can be sold privately or taken public. Venture capital investors may finance companies along the full path of development or focus on certain sub-stages (usually classified as seed, early and late stages) in partnership with other investors.

Special Situations: A broad range including mezzanine, distressed debt, energy/utility investments and turnarounds.

Types of private equity investments that the Fund may make include:

Primary Investments. Primary investments are interests or investments in newly established private equity funds. Primary investors subscribe for interests during an initial fundraising period, and their capital commitments are then used to fund investments in a number of individual operating companies during a defined investment period.

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FS MVP Private Markets Fund	Notes to Consolidated Financial Statements
September 30, 2025 (Unaudited)

Secondary Investments. Secondary investments are interests in existing private equity funds that are acquired in privately negotiated transactions, typically after the end of the private equity fund’s fundraising period.

Direct Investments. Direct investments involve taking an interest in securities issued by an operating company, whether equity or credit. Direct equity investments generally involve new owners taking a material stake in the target company, frequently a controlling interest, and exercising significant influence on the growth and development of the company through work with the company’s management and board of directors. Direct credit investments often represent financing for buyout or growth investments and may have various features and covenants designed to protect the lender’s interests; such investments may include both secured and unsecured loans, bonds and/or other forms of debt. Direct investments may vary in duration, but usually are exited within two to six years.

4. RELATED PARTY TRANSACTIONS

Portfolio Funds

As of September 30, 2025, the Fund and the Sub-Fund had no investments in Portfolio Funds that were related parties.

Exemptive Relief

The Fund was granted exemptive relief from the SEC that permits the Fund to participate in certain negotiated direct equity investments alongside other funds managed by the Adviser or certain of its affiliates outside the parameters of Section 17 of the Investment Company Act, subject to the satisfaction of certain conditions.

5. INVESTMENT MANAGEMENT AND OTHER AGREEMENTS, INCLUDING DISTRIBUTION AND SERVICING FEE

The Adviser provides investment advisory services to the Fund pursuant to the invesetment advisory agreement (the “Agreement”). Pursuant to the Agreement, the Fund pays the Adviser an Investment Advisory Fee (the “Management Fee”) computed and payable quarterly, at a quarterly rate of 0.3125% (1.25%, on an annualized basis) of the Fund’s Managed Investments at the end of each calendar quarter. “Managed Investments” means the total value of the Fund’s assets (including any assets attributable to money borrowed for investment purposes) plus any unfunded investment commitments (i.e., amounts committed to Fund Investments that have not yet been drawn for investment), minus the sum of the Fund’s accrued liabilities (other than money borrowed for investment purposes), minus cash and cash equivalents, as of such date, and calculated before giving effect to any repurchase of shares on such date and before any reduction for any fees and expenses of the Fund. The Management Fee will be computed as of the last day of each calendar quarter and will be due and payable in arrears within fifteen business days after the end of such calendar quarter. The Management Fee shall be prorated for any period of less than a month based on the number of days in such period. During the six months ended September 30, 2025 the Adviser earned $8,105,018 of Management Fee, which is reported on the Consolidated Statement of Operations, of which $1,499,794 was payable as of September 30, 2025 and is reported in “Investment advisory fee payable” on the Consolidated Statement of Assets and Liabilities.

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FS MVP Private Markets Fund	Notes to Consolidated Financial Statements
September 30, 2025 (Unaudited)

In addition, the Adviser (or, to the extent permitted by applicable law, an affiliate of the Adviser) will be entitled to receive an Incentive Fee calculated and payable quarterly in arrears equal to 10% of the excess, if any, of (i) the net profits (as defined below) of the Fund for the relevant period over (ii) the then balance, if any, of the Loss Recovery Account (as defined below). For purposes of the Incentive Fee, the term “net profits” means the amount by which the net asset value (“NAV”) of the Fund on the last day of the relevant period exceeds the NAV of the Fund as of the commencement of the same period, including any net change in unrealized appreciation or depreciation of investments and realized income and gains or losses and expenses (which, for this purpose shall not include any distribution and/or shareholder servicing fees, litigation, any extraordinary expenses or Incentive Fee and any amount contributed to or withdrawn from the Fund by shareholders). The Fund will maintain a memorandum account (the “Loss Recovery Account”), which will have an initial balance of zero and will be (i) increased upon the close of each calendar quarter of the Fund by the amount of the net losses of the Fund for the quarter, and (ii) decreased (but not below zero) upon the close of each calendar quarter by the amount of the net profits of the Fund for the quarter. Shareholders will benefit from the Loss Recovery Account in proportion to their holdings of Shares. During the six months ended September 30, 2025 the Adviser earned $7,809,082 of Incentive Fee, of which $3,469,734 was payable as of September 30, 2025 and is reported on the Consolidated Statement of Assets and Liabilities.

Under the administration agreement between the Fund and the Adviser (the “Administration Agreement”), the Fund reimburses the Advisor for its actual costs incurred in providing administrative services to the Fund, including the Adviser’s allocable portion of the compensation and related expenses of certain personnel of Future Standard providing administrative services to the Fund on behalf of the Advisor, subject to the limitations set forth in the Administration Agreement. Such services include general ledger accounting, fund accounting, legal services, investor relations and other administrative services. The Advisor also performs, or oversees the performance of, the Fund’s corporate operations and required administrative services, which includes being responsible for the financial records that the Fund is required to maintain and preparing reports to the Fund’s stockholders and reports filed with the SEC, if and as necessary. In addition, the Advisor assists the Fund in calculating NAV, overseeing the preparation and filing of tax returns and the printing and dissemination of reports to the Fund’s stockholders, and generally overseeing the payment of the Fund’s expenses and the performance of administrative and professional services rendered to the Fund by others. The Advisor is required to allocate the cost of these services to the Fund based on factors such as assets, revenues and/or time allocations. At least annually, the Board will review the methodology employed in determining how the expenses are allocated to the Fund and the proposed allocation of administrative expenses among the Fund and certain affiliates of the Advisor. The Board then assesses the reasonableness of such reimbursements for expenses allocated to the Fund based on the breadth, depth and quality of such services as compared to the estimated cost to the Fund of obtaining similar services from third-party service providers known to be available. In addition, the Board considers whether any single third-party service provider would be capable of providing all such services at comparable cost and quality. Finally, the Board compares the total amount paid to the Advisor for such services as a percentage of the Fund’s net assets to the same ratio as reported by other comparable investment companies. The Fund will not reimburse the Advisor for any services for which it receives a separate fee.

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FS MVP Private Markets Fund	Notes to Consolidated Financial Statements
September 30, 2025 (Unaudited)

The following table describes the fees and expenses incurred under the Agreement and the Administration Agreement during the six months ended September 30, 2025:

Related Party	Source Agreement	Description	Amount
Portfolio Advisors, LLC	Investment Management Agreement	Management Fee(1)	$8,105,018
Portfolio Advisors, LLC	Investment Management Agreement	Incentive Fee(2)	$7,809,082
Portfolio Advisors, LLC	Administration Agreement	Administrative Services Expenses(3)	$513,889

(1)	During the six months ended September 30, 2025, $ 6,605,224 in management fees were paid to the Advisor. As of September 30, 2025, $ 1,499,794 in management fees were payable to the Advisor.
(2)	During the six months ended September 30, 2025, $ 4,339,348 in incentive fees were paid to the Advisor. As of September 30, 2025, $ 3,469,734 in incentive fees were payable to the Advisor.
(3)	During the six months ended September 30, 2025, the Fund paid $ 96,355 in administrative services expenses to the Advisor.

The Fund will pay all of its expenses and/or reimburse the Adviser or its affiliates to the extent they have previously paid such expenses on behalf of the Fund or have incurred expenses in connection with their management of the Fund. The Fund may need to sell Fund Investments to pay fees and expenses, which could cause the Fund to realize taxable gains. For the six months ended September 30, 2025, the total administrative service expenses and offering costs incurred by the Fund were $513,889 and $975,000, respectively.

The Adviser, pursuant to an expense limitation agreement (the “Expense Limitation Agreement”) has contractually agreed to reduce its fees and/or absorb expenses of the Fund, if required to ensure that total annual expenses (excluding taxes, interest, brokerage commissions, certain transaction-related expenses, extraordinary expenses, acquired fund fees and expenses, the Investment Management Fee and Incentive Fee) will not exceed 2.00%, 1.00% and 1.25% of the Fund’s average daily net assets, respectively for Class A, Class I and Class D Shares, respectively (the “Expense Limit”). The Expense Limitation Agreement is in effect until June 30, 2025, and will automatically renew thereafter for up to two additional consecutive twelve-month terms, provided that such continuance is specifically approved at least annually by a majority of the Trustees. The agreement was renewed for an additional year at the May board meeting. The Adviser is permitted to recover, on a class-by-class basis, any fees waived and/or expenses reimbursed pursuant to the Expense Limitation Agreement to the extent that the Fund’s expenses in later periods fall below the lesser of (i) the expense limitation in effect at the time the fees and/or expenses to be recovered were waived and/or reimbursed or (ii) the expense limitation in effect at the time the Adviser seeks to recover the fees or expenses. The Adviser will not be entitled to recover any such waived or reimbursed fees and expenses more than three years after the date on which the fees were waived or expenses were reimbursed. The Adviser may not terminate this waiver arrangement without the approval of the Fund’s Board. To date, total annual expenses have not exceeded the caps set forth for any of the share classes.

Semi-Annual Report | September 30, 2025	33

FS MVP Private Markets Fund	Notes to Consolidated Financial Statements
September 30, 2025 (Unaudited)

During the six months ended September 30, 2025, the Fund incurred a portion of the annual compensation of the Fund’s Chief Compliance Officer in the amount of $18,023, which is reported in “other expenses” on the Consolidated Statement of Operations. On October 1, 2025, James F. Volk was appointed as the Fund’s chief compliance officer. Prior to that date, the Fund contracted with ALPS Fund Services, Inc. to provide the services of Ted Uhl as the Fund’s chief compliance officer. Mr. Volk is employed by Future Standard and will not receive any direct compensation from the Fund in this capacity.

6. TAX BASIS INFORMATION

The character of distributions made during the year from net investment income or net realized gain may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expense and gain or loss items for financial statement and tax purposes. Where appropriate, reclassifications between net asset accounts are made for such differences that are permanent in nature.

As of September 30, 2025, net unrealized appreciation of investments based on the federal tax cost was as follows:

Gross Appreciation (excess of value over tax cost)	Gross Depreciation (excess of tax cost over value)	Net Unrealized Appreciation/ (Depreciation)	Cost of Investments for Income Tax Purposes
$355,937,354	$(82,431,189)	$273,506,165	$1,177,722,982

The difference between book basis and tax basis unrealized appreciation/(depreciation) is primarily attributable to investments in partnerships.

7. CREDIT FACILITY

The Fund and the Sub-Fund terminated their $ 120,000,00 secured revolving credit facility with Nomura Corporate Funding Americas, LLC (“Nomura Credit Facility”) effective August 5, 2025. There were no outstanding borrowings during the period.

For the period April 1, 2025 to August 5, 2025, the Nomura Credit Facility was subject to an unused commitment fee of 1.35%.

34	www.futurestandard.com

FS MVP Private Markets Fund	Notes to Consolidated Financial Statements
September 30, 2025 (Unaudited)

For the six months ended September 30, 2025, the components of interest and unused commitment fees expense and average outstanding balance for the Nomura Credit Facility were as follows:

For the six months ended September 30, 2025
Credit facility interest expense	$–
Credit facility unfunded commitment fee	830,340
Amortization of deferred financing costs	1,173,454
Total credit facility expense	$2,003,794
Average outstanding balance	$–

8. SIGNIFICANT SHAREHOLDER

As of September 30, 2025, one shareholder owned 31% of the outstanding shares of the Fund.

9. REPURCHASES

No shareholder (or other person holding shares acquired from a shareholder) will have the right to require the Fund to redeem or repurchase its shares. To provide a limited degree of liquidity to shareholders, the Adviser anticipates recommending to the Board that, under normal market circumstances, the Fund conduct repurchase offers of no more than 5% of the Fund’s net assets generally quarterly on or about each December 31, March 31, June 30 and September 30.

Any repurchases of shares will be made at such times and on such terms as may be determined by the Board from time to time in its sole discretion. The Fund may also elect to repurchase less than the full amount that a shareholder requests to be repurchased. If a repurchase offer is oversubscribed by shareholders, the Fund will repurchase only a pro rata portion of the shares tendered by each shareholder. In determining whether the Fund should offer to repurchase shares from shareholders of the Fund pursuant to repurchase requests, the Board may consider, among other things, the recommendation of the Adviser as well as a variety of other operational, business and economic factors.

Under certain circumstances, the Board may offer to repurchase shares at a discount to their prevailing net asset value. In addition, the Board may under certain circumstances elect to postpone, suspend or terminate an offer to repurchase shares.

A shareholder who tenders some but not all of its shares for repurchase will be required to maintain a minimum account balance of $25,000 worth of Shares in the case of Class A Shares, $100,000 worth of Shares in the case of Class I Shares and $25,000 worth of Shares in the case of Class D Shares. Such minimum ownership requirement may be waived by the Board, in its sole discretion. The Fund reserves the right to reduce the amount to be repurchased from a shareholder so that the required capital balance is maintained.

A 2.00% early repurchase fee will be charged by the Fund with respect to any repurchase of shares from a shareholder at any time prior to the day immediately preceding the one-year anniversary of the shareholder’s purchase of the shares. Shares tendered for repurchase will be treated as having been repurchased on a “first in-first out” basis. An early repurchase fee payable by a shareholder may be waived by the Fund in circumstances where the Board determines that doing so is in the best interests of the Fund and in a manner as will not discriminate unfairly against any shareholder.

Semi-Annual Report | September 30, 2025	35

FS MVP Private Markets Fund	Notes to Consolidated Financial Statements
September 30, 2025 (Unaudited)

During the six months ended September 30, 2025, the Fund completed two quarterly repurchase offers in which the Fund offered to repurchase up to 5% of its outstanding shares as of the Repurchase Request Deadline. The results of the repurchase offers were as follows:

	Tender Offer #1	Tender Offer #2
Commencement Date	May 05, 2025	August 04, 2025
Repurchase Request Deadline	June 09, 2025	September 08, 2025
Repurchase Pricing Date	June 30, 2025	September 30, 2025
Dollars Repurchased	$ 1,357,778	$ 6,030,454
Shares Repurchased	102,165	445,828

10. INDEMNIFICATION

The Fund indemnifies its officers and managers for certain liabilities that may arise from the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund expects the risk of loss due to these warranties and indemnities to be remote.

11. PRINCIPAL RISK FACTORS

Market Disruption and Geopolitical Risks. Certain local, regional or global events such as war (including Russia’s invasion of Ukraine and conflicts in the Middle East), acts of terrorism, the spread of infectious illnesses and/or other public health issues, or other events may have a significant impact on a security or instrument. These types of events and others like them are collectively referred to as “Market Disruptions and Geopolitical Risks” and they may have adverse impacts on the worldwide economy, as well as the economies of individual countries, the financial health of individual companies and the market in general in significant and unforeseen ways. Some of the impacts noted in recent times include, but are not limited to, volatility in markets, embargos, political actions, supply chain disruptions, restrictions to investment and/or monetary movement including the forced selling of securities or the inability to participate in impacted markets. The duration of these events could adversely affect the Fund’s performance, the performance of the securities in which the Fund invests and may lead to losses on an investment in the Fund. The ultimate impact of Market Disruptions and Geopolitical Risks on the financial performance of the Fund’s investments is not reasonably estimable at this time. Management is monitoring these events.

Economic Downturn or Recession. Many of the Fund’s investments may be issued by companies susceptible to economic slowdowns or recessions. Therefore, the Fund’s non-performing assets are likely to increase, and the value of its portfolio is likely to decrease, during these periods. A prolonged recession may result in losses of value in the Fund’s portfolio and a decrease in the Fund’s revenues, net income and NAV. Unfavorable economic conditions also could increase the Fund’s funding costs, limit the Fund’s access to the capital markets or result in a decision by lenders not to extend credit to it on terms it deems acceptable. These events could prevent the Fund from increasing investments and harm the Fund’s operating results.

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FS MVP Private Markets Fund	Notes to Consolidated Financial Statements
September 30, 2025 (Unaudited)

Closed-End Fund; Liquidity Limited to Periodic Repurchases of Shares. The Fund is a non-diversified, closed-end management investment company designed primarily for long-term investors. The Fund is neither a liquid investment nor a trading vehicle. An investor should not invest in the Fund if the investor needs a liquid investment. Closed-end funds differ from open-end management investment companies (commonly known as mutual funds) in that investors in a closed-end fund do not have the right to redeem their shares on a daily basis.

The Fund does not currently intend to list the Shares for trading on any securities exchange, and the Fund does not expect any secondary market to develop for the Shares. Although (i) the Board may, in its sole discretion, cause the Fund to offer to repurchase outstanding Shares at their net asset value (after all applicable fees), or, in certain circumstances, at a discount, and (ii) the Adviser intends to recommend to the Board that, in normal market circumstances, the Fund conduct repurchase offers of no more than 5% of the Fund’s net assets generally quarterly on or about each December 31, March 31, June 30 and September 30, Shares are considerably less liquid than shares of funds that trade on a stock exchange, or Shares of open-end registered investment companies. It is possible that the Fund may be unable to repurchase all of the Shares that an investor tenders due to the illiquidity of the Fund Investments or if the shareholders request the Fund to repurchase more Shares than the Fund is then offering to repurchase. There can be no assurance that the Fund will conduct repurchase offers in any particular period and shareholders may be unable to tender Shares for repurchase for an indefinite period of time.

There will be a substantial period of time between the date as of which shareholders must submit a request to have their Shares repurchased and the date they can expect to receive payment for their Shares from the Fund. Shareholders whose Shares are accepted for repurchase bear the risk that the Fund’s net asset value may fluctuate significantly between the time that they submit their repurchase requests and the date as of which such Shares are valued for purposes of such repurchase. Shareholders will have to decide whether to request that the Fund repurchase their Shares without the benefit of having current information regarding the value of Shares on a date proximate to the date on which Shares are valued by the Fund for purposes of effecting such repurchases.

Non-Diversified Status. The Fund is a “non-diversified” management investment company. Thus, there are no percentage limitations imposed by the 1940 Act on the Fund’s assets that may be invested, directly or indirectly, in the securities of any one issuer. Consequently, if one or more Fund Investments are allocated a relatively large percentage of the Fund’s assets, losses suffered by such Fund Investments could result in a higher reduction in the Fund’s capital than if such capital had been more proportionately allocated among a larger number of investments. The Fund may also be more susceptible to any single economic or regulatory occurrence than a diversified investment company. However, the Fund will be subject to diversification requirements applicable to RICs under the Code.

Semi-Annual Report | September 30, 2025	37

FS MVP Private Markets Fund	Notes to Consolidated Financial Statements
September 30, 2025 (Unaudited)

Limited Operating History of Fund Investments. Fund Investments may have limited operating histories and the information the Fund will obtain about such investments may be limited. As such, the ability of the Adviser to evaluate past performance or to validate the investment strategies of such Fund Investments will be limited. Moreover, even to the extent a Fund Investment has a longer operating history, the past investment performance of any of the Fund Investments should not be construed as an indication of the future results of such investments or the Fund, particularly as the investment professionals responsible for the performance of such investments may change over time. This risk is related to, and enhanced by, the risks created by the fact that the Adviser relies upon information provided to it by the issuer of the securities that is not, and cannot be, independently verified.

Identification of Investments. Identification of attractive investment opportunities by the Adviser or Sub-Adviser involves a high degree of uncertainty. The success of the Fund depends on the availability of appropriate investment opportunities and the ability of the Adviser or Sub-Adviser to identify, select, gain access to and consummate appropriate investments. The availability of investment opportunities for the Fund generally will be subject to market conditions and the ability of the Adviser or Sub-Adviser to locate investments that are available for purchase at attractive prices. There can be no assurance that suitable investments will be available, that the Fund will be able to choose, make and realize investments in any particular company, Portfolio Fund or other investment, or that the Fund will be able to fully invest its capital. The Fund may be unable to invest on acceptable terms within the time period that the Fund anticipates or at all. To the extent that any portion of the Fund’s capital is not invested, or is subject to delay before being invested, the potential return of the Fund will be diminished.

Derivative Instruments. Some or all of the Sponsors (subject to applicable law) and the Fund may use options, swaps, futures contracts, forward agreements and other derivatives contracts. Transactions in derivative instruments present risks arising from the use of leverage (which increases the magnitude of losses), volatility, the possibility of default by a counterparty, and illiquidity. Use of derivative instruments for hedging or speculative purposes by the Fund or the Sponsors could present significant risks, including the risk of losses in excess of the amounts invested.

The use of derivatives is also subject to operational and legal risks. Operational risks generally refer to risks related to potential operational issues, including documentation issues, settlement issues, system failures, inadequate controls, and human error. Legal risks generally refer to risks of loss resulting from insufficient documentation, insufficient capacity or authority of a counterparty, or legality or enforceability of a contract.

Nature of Portfolio Companies. The Fund Investments will include direct and indirect investments in various companies, ventures and businesses (“Portfolio Companies”). This may include Portfolio Companies in the early phases of development, which can be highly risky due to the lack of a significant operating history, fully developed product lines, experienced management, or a proven market for their products. The Fund Investments may also include Portfolio Companies that are in a state of distress or which have a poor record, and which are undergoing restructuring or changes in management, and there can be no assurances that such restructuring or changes will be successful. The management of such Portfolio Companies may depend on one or two key individuals, and the loss of the services of any of such individuals may adversely affect the performance of such Portfolio Companies.

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FS MVP Private Markets Fund	Notes to Consolidated Financial Statements
September 30, 2025 (Unaudited)

General Risks of Secondary Investments. The overall performance of the Fund’s Secondary Investments will depend in large part on the acquisition price paid, which may be negotiated based on incomplete or imperfect information. Certain Secondary Investments may be purchased as a portfolio, and in such cases the Fund may not be able to exclude from such purchases those investments that the Adviser considers (for commercial, tax, legal or other reasons) less attractive. Similarly, certain Secondary Investments may require the Fund to make a concurrent primary commitment to a new Portfolio Fund, which commitment the Adviser may consider to be less attractive than the other assets to be acquired. Where the Fund acquires a Portfolio Fund interest as a secondary investment, the Fund will generally not have the ability to modify or amend such Portfolio Fund’s constituent documents (e.g., limited partnership agreements) or otherwise negotiate the economic terms of the interests being acquired. In addition, the costs and resources required to investigate the commercial, tax and legal issues relating to Secondary Investments may be greater than those relating to Primary Investments.

Contingent Liabilities Associated with Secondary Investments. Where the Fund acquires a Portfolio Fund interest as a secondary investment, the Fund may acquire contingent liabilities of the seller of such interest. More specifically, where the seller has received distributions from the relevant private equity fund and, subsequently, that private equity fund recalls one or more of these distributions, the Fund (as the purchaser of the interest to which such distributions are attributable and not the seller) may be obligated to return monies equivalent to such distributions to such private equity fund. While the Fund may, in turn, make a claim against the seller for any such monies so paid to the private equity fund, there can be no assurances that the Fund would prevail on such claim.

Non-U.S. Investments. The Fund and the Portfolio Funds may invest in securities of companies and other issuers located outside of the United States. Investing outside of the United States involves certain considerations not usually associated with investing in securities of U.S. companies, including political and economic considerations, such as greater risks of expropriation, nationalization, confiscatory taxation, imposition of withholding or other taxes on interest, dividends, capital gains, other income or gross sale or disposition proceeds, limitations on the removal of assets and general social, political and economic instability; the relatively small size of the securities markets in certain countries; differing laws and regulations applicable to the securities and financial services industries of certain countries; fluctuations in the rate of exchange between currencies and costs associated with currency conversion; government policies that may restrict the Fund’s investment opportunities; and accounting and financial reporting standards that may not be as high as comparable U.S. standards. The Fund and the Portfolio Funds may be unable to structure any such non-U.S. transactions to achieve the intended results or to sufficiently mitigate risks associated with such markets.

Market Events Risk. The value of the Fund’s investments may increase or decrease in response to expected, real or perceived economic, political or financial events in the U.S. or global markets. The frequency and magnitude of such changes in value cannot be predicted. Certain securities and other investments held by the Fund may experience increased volatility, illiquidity, or other potentially adverse effects in response to changing market conditions, inflation, changes in interest rates, lack of liquidity in the bond or equity markets, volatility in the equity markets, market disruptions caused by local or regional events such as war, acts of terrorism, the spread of infectious illness (including epidemics and pandemics) or other public health issues, recessions or other events or adverse investor sentiment or other political, regulatory, economic and social developments, and developments that impact specific economic sectors, industries or segments of the market. Additionally, from time to time, uncertainty regarding the status of negotiations in the U.S. government to increase the statutory debt ceiling could impact the creditworthiness of the U.S. and could impact the liquidity of the U.S. government securities markets and ultimately the Fund. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide due to increasingly interconnected global economies and financial markets.

Semi-Annual Report | September 30, 2025	39

FS MVP Private Markets Fund	Notes to Consolidated Financial Statements
September 30, 2025 (Unaudited)

Recently, the United States has enacted or proposed to enact significant new tariffs, and various federal agencies have been directed to further evaluate key aspects of U.S. trade policy, which could potentially lead to significant changes to current policies, treaties, and tariffs. Significant uncertainty continues to exist about the future relationship between the U.S. and other countries with respect to such trade policies, treaties and tariffs. These developments, or the perception that any of them could occur, may have a material adverse effect on global trade, in particular, trade between the impacted nations and the U.S.; the stability of global financial markets; and global economic conditions.

The Fund cannot predict the effects or likelihood of such events on the U.S. and global economies, the value of the Shares or the NAV of the Fund. The issuers of securities, including those held in the Fund’s portfolio, could be materially impacted by such events, which may, in turn, negatively affect the value of such securities or such issuers’ ability to make interest payments or distributions to the Fund. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide due to increasingly interconnected global economies and financial markets.

Recent technological developments in, and the increasingly widespread use of, artificial intelligence technologies may pose risks to the Fund. For instance, the economy may be significantly impacted by the advanced development and increased regulation of artificial intelligence technologies. As artificial intelligence technologies are used more widely, the profitability and growth of Fund holdings may be impacted, which could significantly impact the overall performance of the Fund. The legal and regulatory frameworks within which artificial intelligence technologies operate continue to rapidly evolve, and it is not possible to predict the full extent of current or future risks related thereto.

Concentration of Investments. Except to the extent required by applicable law and the Fund’s fundamental policies, there are no limitations imposed by the Adviser as to the amount of Fund assets that may be invested in (i) any one Fund Investment, (ii) in Portfolio Funds or other investments managed by a particular Sponsor or its affiliates, (iii) indirectly in any single industry or (iv) in any issuer. In addition, a Portfolio Fund’s investment portfolio may consist of a limited number of companies and may have significant exposure in a particular industry area or group. Accordingly, the Fund’s investment portfolio may at times have significant exposure to certain managers, industries and/or individual companies. Such significant exposure could offer a greater potential for capital appreciation as well as increased risk of loss. Such significant exposure may also be expected to increase the volatility of the Fund’s investment portfolio. The Fund is, however, subject to the asset diversification requirements applicable to RICs.

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FS MVP Private Markets Fund	Notes to Consolidated Financial Statements
September 30, 2025 (Unaudited)

Currency Risk. The Fund’s portfolio may include direct and indirect investments in a number of different currencies. Any returns on, and the value of such investments may, therefore, be materially affected by exchange rate fluctuations, local exchange control, limited liquidity of the relevant foreign exchange markets, the convertibility of the currencies in question and/or other factors. A decline in the value of the currencies in which the Fund Investments are denominated against the U.S. Dollar may result in a decrease the Fund’s net asset value. The Adviser may or may not elect to hedge the value of investments made by the Fund against currency fluctuations, and even if the Adviser deems hedging appropriate, it may not be possible, practicable or cost-effective to hedge currency risk exposure. Accordingly, the performance of the Fund could be adversely affected by such currency fluctuations.

Valuation of the Fund’s Interests in Portfolio Funds. The valuation of the Fund’s investments in Portfolio Funds is ordinarily determined based upon valuations provided by Sponsors of such Portfolio Funds which valuations are generally not audited. A majority of the securities in which the Portfolio Funds invest will not have a readily ascertainable market price and will be valued by the Sponsors. In this regard, a Sponsor may face a conflict of interest in valuing the securities, as their value may affect the Sponsor’s compensation or its ability to raise additional funds. No assurances can be given regarding the valuation methodology or the sufficiency of systems utilized by any Portfolio Fund, the accuracy of the valuations provided by the Portfolio Funds, that the Portfolio Funds will comply with their own internal policies or procedures for keeping records or making valuations, or that the Portfolio Funds’ policies and procedures and systems will not change without notice to the Fund. As a result, valuations of the securities may be subjective and could prove in hindsight to have been wrong, potentially by significant amounts. Subject to its oversight, the Board has delegated responsibility for the day-to-day valuation and pricing responsibility for the Fund to the Adviser, Portfolio Advisors, LLC (the “Valuation Designee”). The valuation of the Fund’s investments will be performed in accordance with Financial Accounting Standards Board’s Accounting Standards Codification 820 — Fair Value Measurements and Disclosures; but the Adviser may face conflicts of interest in overseeing the valuation of the Fund Investments, as the value of the Fund Investments will affect the Adviser’s compensation. Moreover, no assurance can be given regarding the valuation methods or the sufficiency of inputs utilized by Sponsors. The Fund has engaged the services of a third-party valuation services vendor to assist its valuations of certain Fund Investments.

A Sponsor’s information could be inaccurate due to fraudulent activity, misevaluation or inadvertent error. In any case, the Fund may not uncover errors for a significant period of time. Even if the Adviser elects to cause the Fund to sell its interests in such a Portfolio Fund, the Fund may be unable to sell such interests quickly, if at all, and could therefore be obligated to continue to hold such interests for an extended period of time. In such a case, the Sponsor’s valuations of such interests could remain subject to such fraud or error, and the Adviser may, in its discretion, determine to discount the value of the interests or value them at zero.

Shareholders should be aware that situations involving uncertainties as to the valuations by Sponsors could have a material adverse effect on the Fund if a Sponsor’s, the Adviser’s or the Fund’s judgments regarding valuations should prove incorrect. Prospective investors who are unwilling to assume such risks should not invest in the Fund.

Semi-Annual Report | September 30, 2025	41

FS MVP Private Markets Fund	Notes to Consolidated Financial Statements
September 30, 2025 (Unaudited)

Interest Rate Risk. The Fund and the Fund Investments are subject to financial market risks, including changes in interest rates. General interest rate fluctuations, including in particular rapidly rising interest rates, may have a substantial negative impact on the Fund Investments and the Fund. For example, certain Fund Investments may have exposure to floating rate loans. In the event of a significant rising interest rate environment, borrowers with such loans could see their payments increase, which could lead to a significant increase in defaults. Fund Investments in companies with adjustable-rate loans may also decline in value in response to rising interest rates if the rates at which they pay interest do not rise as much, or as quickly, as market interest rates in general. Similarly, during periods of rising interest rates, Fund Investments with exposure to fixed-rate loans may decline in value because they are locked in at below market yield. In addition, an increase in interest rates would make it more expensive to use debt for the financing needs of the Fund and the Fund Investments, if any.

Other Risks. The impairment or failure of one or more banks with whom the Fund transacts may inhibit the Fund’s ability to access depository accounts. In such cases, the Fund may be forced to delay or forgo investments, resulting in lower Fund performance. In the event of such a failure of a banking institution where the Fund holds depository accounts, access to such accounts could be restricted and U.S. Federal Deposit Insurance Corporation (“FDIC”) protection may not be available for balances in excess of amounts insured by the FDIC. In such instances, the Fund may not recover such excess, uninsured amounts.

12. SUBSEQUENT EVENTS

The Board authorized the Fund to offer to repurchase Shares from Shareholders in an amount up to approximately 5.00% of the net assets of the Fund (or approximately $71,583,139 as of September 30, 2025), with a December 31, 2025 valuation date. Shareholders that desire to tender Shares for repurchase are required to do so by December 8, 2025 for the Class D shares, Class A shares or Class I Shares.

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FS MVP Private Markets Fund	Other Information
September 30, 2025 (Unaudited)

AVAILABILITY OF QUARTERLY PORTFOLIO SCHEDULES

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. The Fund’s Form N-PORT is available on the SEC website at www.sec.gov. or without charge and upon request by calling the Fund at 844-663-0164.

Semi-Annual Report | September 30, 2025	43

FS MVP Private Markets Fund	Privacy Policy
September 30, 2025 (Unaudited)

FACTS	WHAT DOES THE FUND DO WITH YOUR PERSONAL INFORMATION?
Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.
What?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

●   Social Security number

●   Account transactions

●   Account balances

●   Transaction history

●   Wire transfer instructions

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons the Fund chooses to share; and whether you can limit this sharing.

REASONS WE CAN SHARE YOUR PERSONAL INFORMATION	Does the Fund share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	No	We don’t share
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes — information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes — information about your creditworthiness	No	We don’t share
For non-affiliates to market to you	No	We don’t share

QUESTIONS?	Call or visit fund website

44	www.futurestandard.com

FS MVP Private Markets Fund	Privacy Policy
September 30, 2025 (Unaudited)

WHO WE ARE
Who is providing this notice?	FS MVP Private Markets Fund
WHAT WE DO
How does the Fund protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.
How does the Fund collect my personal information?

We collect your personal information, for example, when you

●   Open an account

●   Provide account information

●   Give us your contact information

●   Make deposits or withdrawals from your account

●   Make a wire transfer

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

●   Sharing for affiliates’ everyday business purposes – information about your creditworthiness

●   Affiliates from using your information to market to you

●   Sharing for non-affiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

DEFINITIONS
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies.
Non-affiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ● The Fund does not share with non-affiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. • The Fund doesn’t jointly market.

Semi-Annual Report | September 30, 2025	45

Learn more about investing in alternatives:

futurestandard.com/mvp

FS Investment Solutions, LLC	201 Rouse Boulevard	Future Standard
www.fsinvestmentsolutions.com	Philadelphia, PA 19112	© 2025 Future Standard
Member FINRA/SIPC	877-628-8575	www.futurestandard.com

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable to semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable to semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable to semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to the Registrant.

Item 6. Investments.

(a)	The schedule of investments is included as part of the Reports to Stockholders filed under Item 1(a) of this report.

(b)	Not applicable to the Registrant.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Not applicable to the Registrant.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable to the Registrant.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable to the Registrant.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Not applicable to the Registrant.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

A statement regarding the basis for approval of the registrant’s investment sub-advisory agreement is included as part of the Report to Shareholders filed under Item 1(a) of this report.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to semi-annual reports.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

(a)	Not applicable to semi-annual reports.

(b)	None.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliates Purchasers.

No such purchases were made by or on behalf of the Fund during the period covered by this Semi-Annual Report on Form N-CSR.

Item 15. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which the Registrant’s shareholders may recommend nominees to the Board during the period covered by the semi-annual report included in Item 1(a) of this Form N-CSR.

Item 16. Controls and Procedures.

(a)	The Registrant’s principal executive and principal financial officers have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act) are effective as of a date within 90 days of the filing date of this Form N-CSR that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under 1940 Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

(a)	Not Applicable to Registrant.

(b)	Not Applicable to Registrant.

Item 18. Recovery of Erroneously Awarded Compensation.

(a)	Not applicable to Registrant.

(b)	Not applicable to Registrant.

Item 19. Exhibits.

(a)(1)	Not applicable to semi-annual reports.

(a)(2)	Not applicable to semi-annual reports.

(a)(3)	The certifications required by Rule 30a-2(a) of the 1940 Act are attached hereto.

(a)(4)	Not applicable.

(a)(5)	Not applicable.

(b)	The certifications required by Rule 30a-2(b) of the 1940 Act and Section 906 of the Sarbanes Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FS MVP PRIVATE MARKETS FUND

By:	/s/ Scott Higbee
Scott Higbee
President (Principal Executive Officer)

Date:  December 4, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Scott Higbee
Scott Higbee
President (Principal Executive Officer)

Date:  December 4, 2025

By:	/s/ William Goebel
William Goebel
Treasurer (Principal Financial Officer)

Date:  December 4, 2025